UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

ANNUAL REPORT

July 31, 2010

CUSIP 66537T844

Ticker Symbol

Investor Shares – AUTOX

Class C Shares - AUTCX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

September 2010

Dear Fellow Shareholders,

For the 12 months, ended July 31, 2010, the Autopilot Managed Growth FundTM had a total return of -8.77% while the S&P 500 exchange traded fund (ETF), that is designed to track the S&P 500 Index (ticker SPY) had a total return of +13.74% and the exchange traded fund designed to track the Russell 2000 Index (ticker IWM) had a total return of +18.44%.

Below is a daily basis, total return graph illustrating the Investor Class shares of the Autopilot Managed Growth Fund (ticker AUTOX) and our two benchmark indexes for the 12 months ending July 31, 2010. In the graph the Autopilot Managed Growth FundTM is the heavy red line. The SPY S&P 500 ETF is the thin green line finishing second down from the top right of the graph and the IWM RUSSELL 2000 ETF is the thin blue line finishing at the top right of the graph.

FIGURE 1: Twelve month daily basis graph of AUTOX, SPY and IWM

Tot return
Autopilo Managed Growth
Au
7/31/09
Sep
Oct
Nov
Dec
Jan
Feb
Mar
Apr
May
Jun
Jul
2010
7/30/10
AUTOX
SPY
IWM

	Total Return	Max Decline	Standard Deviation
AUTOX	-8.77	-10.54	2.39
SPY	13.74	-15.70	5.36
IWM	18.44	-20.09	7.31

Our style of investing has continued to be challenged, relative to our benchmarks, during the past 6 months. However our risk and volatility controls have provided a lower maximum draw down and a much lower volatility as measured by standard deviation as shown in the data box in FIGURE 1 above.

During the first 2 years of the Fund’s existence, the security selection and hedging strategy worked well in delivering superior returns and significantly lower volatility compared to the Fund’s benchmarks. This can be seen in the shaded area on the left of the graph in FIGURE 2 below. In early 2009 our approach began to lag our benchmarks as shown in the shaded area on the right in FIGURE 2 below.

FIGURE 2: Three year, daily basis graph of AUTOX, SPY and IWM

Tot return
Autopilot
IWM Total Return
SPY Total Return
Autopilo Managed Growth
Oc Nov Dec Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Jan Feb Mar Apr May Jun Jul Aug Sep Oct Nov Dec Jan Feb Mar Apr May Jun Jul
9/28/07
2008
2009
7/30/10

We believe our lagging the benchmarks recently has a lot to do with the change in character of the market as illustrated in graph below prepared by Dorsey Wright & Associates. This graph shows a profound change in the characteristics of relative strength leaders versus the relative strength laggards. Since our approach relies on the outperformance of relative strength leaders, this explains, at least in part, why our approach has lagged in the past 18 months.

FIGURE 3: Dorsey Wright prepared graph of the spread of relative strength leaders vs. laggards

For that reason we have subscribed to an additional research service that we hope will help us improve our stock selection process, no matter what the relative strength characteristics of stocks are. In FIGURE 4 below is shown one of the long term indicators we now subscribe to that we hope will help us in tailoring our market exposure under varying market conditions.

FIGURE 4: One of the long term indicators provided by our newly added research source.

S&P 500 WEEKLY with one of
Athens Capital Group's
long term indicators
1600.00
1500.00
1400.00
1300.00
1200.00
1104.51
1000.00
900.00
800.00
700.00
MACD(19,39,9)
Zero Line
Just turning up above
the Zero Line
50.00
2.95
-50.00
-100.00
EMA
Apr
Jul
Oct
2006
Jan
Apr
Jul
Oct
2007
Jan
Apr
Jul
Oct
2008
Jan
Apr
Jul
Oct
2009
Jan
Apr
Jul
Oct
2010
Jan
Apr
Jul
Oct
2011
Jan
Apr

The leading economic stories for the past 6 months have been focused on the health of the U.S. economy. We suspect that in the coming weeks we will see the economy slip a bit in its news rankings as the election gains prominence in the minds of people. We think the election will be little more than a distraction for the market since the election will be over in early November while the market is already looking forward at 2011 earnings. While we do not manage the Fund via a forecast, the technical work we and others do suggests that we are NOT likely to see significant advances or declines between now and the end of the year.

We appreciate the trust you have put in us. We take seriously the responsibility of managing the portion of your portfolio that you have invested with us in the Autopilot Managed Growth FundTM. If you have family or friends who would benefit from our approach to growing and protecting money, please let them know about the Fund. They can purchase Autopilot Managed Growth FundTM through most brokerage firms and directly from the Fund’s website at www.AutopilotFunds.com.

Peter Mauthe, Dave Lucca and John Rhoads

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

The Russell 2000 is an unmanaged group of securities considered to be representative of the small cap segment of the  stock.  An investment cannot be made directly into an index.

 The performance data shown is calculated by FastTrack software. The performance data represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The Fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the fund including (12b-1) distribution expenses are limited to 2.35%. Investors should carefully consider the investment objectives, risks, charges and expenses of the Autopilot Managed Growth FundTM. This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The prospectus should be read carefully before investing. The Autopilot Managed Growth FundTM is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

1443-NLD-10/6/2010

Autopilot Managed Growth Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2010*

Annualized Total Returns as of July 31, 2010
	One Year	Since Inception*
Autopilot Managed Growth Fund:
Investor Class	(8.77)%	(2.76)%
Class C	(9.43)%	(9.90)%
S&P 500	13.84%	(2.47)%**

________________

     *The Investor Class commenced operations on September 21, 2006 and Class C shares commenced operations on February 2, 2009.

  **Since September 21, 2006.  The S&P 500 annualized total return since February 2, 2009 was 24.13%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 2.71% for Investor Class and 3.46% for Class C.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-866-828-8674.

PORTFOLIO COMPOSITION* (Unaudited)

Short-Term Investments	72.4%
Consumer- Non-Cyclical	8.4%
Industrial	4.3%
Financial	4.0%
Technology	2.5%
Consumer- Cyclical	2.5%
Energy	1.9%
Communications	1.7%
Basic Materials	1.4%
Utilities	0.9%
100.0%

                                                                                                                                                 *Based on Portfolio Market Value as of July 31, 2010.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010
	Shares	Market Value
COMMON STOCK - 27.3%
AEROSPACE/DEFENSE - 1.2%
General Dynamics Corp.	966	$ 59,168
Goodrich Corp.	563	41,026
L-3 Communications Holdings, Inc.	788	57,556
Northrop Grumman Corp.	1,022	59,930
Raytheon Co.	1,212	56,079
		273,759
AGRICULTURE - 0.8%
Altria Group, Inc.	2,728	60,452
Archer-Daniels-Midland Co.	2,166	59,262
Reynolds American, Inc.	1,046	60,480
		180,194
AIRLINES - 0.3%
Southwest Airlines Co.	4,701	56,647

AUTO PARTS & EQUIPMENT - 0.2%
BorgWarner, Inc. *	1,071	46,974

BANKS - 0.7%
City National Corp.	695	39,386
Goldman Sachs Group, Inc.	406	61,233
PNC Financial Services Group, Inc.	971	57,668
		158,287
BEVERAGES - 0.3%
Coca-Cola Co.	1,095	60,345

BUILDING MATERIALS - 0.2%
Lennox International, Inc.	900	39,303

CHEMICALS - 1.0%
Albemarle Corp.	1,385	60,414
International Flavors & Fragrances, Inc.	894	40,570
Intrepid Potash, Inc. *	1,600	38,720
Lubrizol Corp.	463	43,286
Sherwin-Williams Co.	509	35,197
		218,187
COMMERCIAL SERVICES - 0.8%
Alliance Data Systems Corp. *	829	47,651
Hewitt Associates, Inc. - Cl. A *	1,604	78,756
Manpower, Inc.	1,267	60,791
		187,198
COMPUTERS - 0.9%
Hewlett-Packard Co.	1,295	59,622
International Business Machines Corp.	468	60,091
SanDisk Corp. *	1,279	55,892
Western Digital Corp. *	1,088	28,712
		204,317

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares	Market Value
COSMETICS/PERSONAL CARE - 0.4%
Estee Lauder Companies, Inc. - Cl. A	672	$ 41,832
Procter & Gamble Co.	960	58,714
		100,546
DIVERSIFIED FINANCIAL SERVICES - 1.3%
Affiliated Managers Group, Inc. *	561	39,736
Invesco Ltd.	3,118	60,926
NASDAQ OMX Group, Inc. *	3,155	61,428
NYSE Euronext	2,072	60,026
Raymond James Financial, Inc.	1,424	37,992
Waddell & Reed Financial, Inc. - Cl. A	1,398	33,314
		293,422
ELECTRIC - 0.9%
DPL, Inc.	1,581	40,015
Entergy Corp.	762	59,063
Integrys Energy Group, Inc.	872	41,289
Public Service Enterprise Group, Inc.	1,764	58,036
		198,403
ELECTRONICS - 0.5%
Arrow Electronics, Inc. *	1,451	35,970
Avnet, Inc. *	2,061	51,834
PerkinElmer, Inc.	1,774	34,522
		122,326
ENGINEERING & CONSTRUCTION - 0.2%
URS Corp. *	1,316	53,153

ENTERTAINMENT - 0.1%
International Game Technology	2,058	31,364

FOOD - 1.1%
Campbell Soup Co.	1,661	59,630
ConAgra Foods, Inc.	2,496	58,606
HJ Heinz Co.	1,308	58,180
JM Smucker Co.	1,055	64,809
		241,225
FOREST PRODUCTS & PAPER - 0.4%
International Paper Co.	2,368	57,306
Plum Creek Timber Co., Inc.	1,123	40,293
		97,599
GAS - 0.1%
Questar Corp.	880	14,476

HAND/MACHINE TOOLS - 0.3%
Lincoln Electric Holdings, Inc.	1,065	58,809

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares	Market Value
HEALTHCARE-PRODUCTS - 1.2%
Hologic, Inc. *	2,599	$ 36,750
Johnson & Johnson	1,043	60,588
Medtronic, Inc.	1,627	60,150
Teleflex, Inc.	1,052	59,617
Zimmer Holdings, Inc. *	1,127	59,720
		276,825
HEALTHCARE-SERVICES - 1.2%
Aetna, Inc.	2,099	58,457
Community Health Systems, Inc. *	1,028	33,338
Tenet Healthcare Corp. *	7,082	32,577
UnitedHealth Group, Inc.	1,918	58,403
Universal Health Services, Inc. - Cl. B	926	33,308
WellPoint, Inc. *	1,137	57,669
		273,752
HOME BUILDERS - 0.2%
NVR, Inc. *	86	53,879

HOUSEHOLD PRODUCTS/WARES - 0.4%
Scotts Miracle-Gro Co.	869	41,929
Tupperware Brands Corp.	1,372	54,043
		95,972
INSURANCE - 1.1%
Aflac, Inc.	1,176	57,847
Chubb Corp.	1,132	59,577
Marsh & McLennan Companies, Inc.	2,558	60,164
Progressive Corp.	2,986	58,645
		236,233
LODGING - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	857	41,522

MACHINERY-DIVERSIFIED - 0.7%
Cummins, Inc.	579	46,094
Deere & Co.	926	61,746
Flowserve Corp.	414	41,052
		148,892
MEDIA - 0.8%
Comcast Corp.	3,094	60,240
News Corp. - Cl A	4,484	58,516
Viacom, Inc. - Cl. B	1,794	59,274
		178,030
MISCELLANEOUS MANUFACTURING - 0.9%
Eaton Corp.	781	61,277
General Electric Co.	3,726	60,063
Leggett & Platt, Inc.	1,704	35,511
Pall Corp.	1,159	44,320
		201,171

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares	Market Value
OFFICE/BUSINESS EQUIPMENT - 0.3%
Xerox Corp.	6,349	$ 61,839

OIL & GAS - 1.6%
Chevron Corp.	806	61,425
ConocoPhillips	1,102	60,852
Devon Energy Corp.	929	58,053
Exxon Mobil Corp.	996	59,441
Nabors Industries, Ltd. *	3,295	60,661
Occidental Petroleum Corp.	722	56,265
		356,697
PACKAGING & CONTAINERS - 0.3%
Packaging Corp. of America	2,719	65,256

PHARMACEUTICALS - 1.9%
Abbott Laboratories	1,224	60,074
Bristol-Myers Squibb Co.	2,411	60,082
Cardinal Health, Inc.	1,786	57,634
Eli Lilly & Co.	1,701	60,556
NBTY, Inc. *	1,700	91,613
Valeant Pharmaceuticals International *	871	49,055
Watson Pharmaceuticals, Inc. *	906	36,693
		415,707
PIPELINES - 0.3%
Spectra Energy Corp.	2,798	58,170

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Equity Residential	890	40,807
Essex Property Trust, Inc.	375	39,416
Kimco Realty Corp.	4,118	62,058
		142,281
RETAIL - 1.3%
Abercrombie & Fitch Co. - Cl. A	1,676	61,911
Family Dollar Stores, Inc.	933	38,580
Gap, Inc.	3,184	57,662
PetSmart, Inc.	1,251	38,844
Phillips-Van Heusen Corp.	713	36,998
Wal-Mart Stores, Inc.	1,171	59,943
		293,938
SEMICONDUCTORS - 1.0%
Analog Devices, Inc.	2,010	59,717
LSI Corp. *	7,253	29,230
Microchip Technology, Inc.	2,133	64,950
Xilinx, Inc.	2,389	66,701
		220,598

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares	Market Value
SOFTWARE - 0.5%
Broadridge Financial Solutions, Inc.	3,088	$ 62,686
Solera Holdings, Inc.	1,694	64,338
		127,024
TELECOMMUNICATIONS - 0.9%
AT&T Inc.	2,305	59,792
Harris Corp.	1,258	56,019
Tellabs, Inc.	4,260	29,735
Verizon Communications, Inc.	2,126	61,782
		207,328
TOYS/GAMES/HOBBIES - 0.2%
Hasbro, Inc.	987	41,602

TOTAL COMMON STOCK ( Cost - $6,125,056)		6,133,250

SHORT-TERM INVESTMENTS - 71.8%
MONEY MARKET FUND - 71.8%
Goldman Sachs Financial Square Government Fund - 0.01%+	7,816,572	7,816,572
Goldman Sachs Financial Square Prime Obligations Fund - 0.01%+	8,300,000	8,300,000
TOTAL SHORT-TERM INVESTMENTS ( Cost - $16,116,572)		16,116,572

TOTAL INVESTMENTS - 99.1% ( Cost - $22,241,628) (a)		22,249,822
OTHER ASSETS LESS LIABILITIES - 0.9%		211,605
NET ASSETS - 100.0%		$ 22,461,427
______
* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,261,139 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

Unrealized Appreciation:		$ 182,816
Unrealized Depreciation:		(194,133)
Net Unrealized Depreciation:		$ (11,317)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $22,241,628)	$ 22,249,822
Deposit with Broker	236,846
Dividends and Interest Receivable	2,026
Receivable for Fund Shares Sold	4,706
Prepaid Expenses and Other Assets	19,074
Total Assets	22,512,474

Liabilities:
Accrued Advisory Fees	19,451
Accrued Distribution Fees	4,359
Payable to Other Affiliates	6,844
Accrued Expenses and Other Liabilities	20,393
Total Liabilities	51,047

Net Assets	$ 22,461,427

Net Asset Value, Offering and Redemption Price Per Share
Investor Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 3,108,478 shares outstanding)	$ 22,444,264
Net Asset Value ($22,444,264/3,108,478 shares outstanding)	$ 7.22

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 2,402 shares outstanding)	$ 17,163
Net Asset Value ($17,163/2,402 shares outstanding)	$ 7.15

Composition of Net Assets:
At July 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 32,118,394
Undistributed Net Investment Income	186
Accumulated Net Realized Loss From Security Transactions	(9,665,347)
Net Unrealized Appreciation on Investments	8,194
Net Assets	$ 22,461,427

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2010

Investment Income:
Dividend Income (net of $749 foreign taxes)	$ 146,960
Interest Income	713
Total Investment Income	147,673

Expenses:
Investment Advisory Fees	329,325
Distribution Fees:
Investor Class	54,842
Class C	184
Transfer Agent Fees	37,512
Administration Fees	35,421
Fund Accounting Fees	31,076
Registration & Filing Fees	29,498
Audit Fees	15,998
Chief Compliance Officer Fees	14,288
Printing Expense	11,907
Custody Fees	10,797
Legal Fees	9,001
Trustees' Fees	5,999
Insurance Expense	1,660
Miscellaneous Expenses	2,000
Total Expenses	589,508
Less: Fees Waived by Adviser	(96,799)
Net Expenses	492,709
Net Investment Loss	(345,036)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments and Foreign Currencies	1,568,686
Futures Contracts	(2,802,611)
Options Purchased	(76,614)
Options Written	132,845
(1,177,694)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(159,984)
Futures Contracts	29,720
(130,264)
Net Realized and Unrealized Loss on Investments	(1,307,958)

Net Decrease in Net Assets Resulting From Operations	$ (1,652,994)

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	July 31, 2010	July 31, 2009

Operations:
Net Investment Loss	$ (345,036)	$ (323,388)
Net Realized Loss on Investments and Foreign Currencies, Futures
Contracts, Options Purchased and Options Written	(1,177,694)	(6,080,811)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Futures Contracts and Options Written	(130,264)	(257,228)
Net Decrease in Net Assets
Resulting From Operations	(1,652,994)	(6,661,427)

Distributions to Shareholders From:
Net Realized Gains:
Investor Class ($0.04 and $1.62 per share, respectively)	(98,545)	(3,891,586)
Class C Shares ($0.04 and $0.00 per share, respectively)	(86)	-
Total Distributions to Shareholders	(98,631)	(3,891,586)

Beneficial Interest Transactions:
Investor Class:
Proceeds from Shares Issued ( 1,154,381 and 3,270,970 shares,
respectively)	8,485,474	30,396,331
Distributions Reinvested (12,426 and 450,034 shares, respectively)	98,286	3,843,294
Cost of Shares Redeemed ( 1,625,984 and 3,014,960 shares, respectively)	(12,747,610)	(29,620,446)
Total Investor Class Transactions	(4,163,850)	4,619,179

Class C Shares:
Proceeds from Shares Issued (0 and 2,391 shares, respectively)	-	19,817
Distributions Reinvested ( 11 and 0 shares, respectively)	86	-
Total Class C Transactions	86	19,817

Decrease in Net Assets	(5,915,389)	(5,914,017)

Net Assets:
Beginning of Year	28,376,816	34,290,833
End of Year (including accumulated net investment
income of $186 and $0, respectively)	$ 22,461,427	$ 28,376,816

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Investor Class
	For the Year	For the Year	For the Year	September 21, 2006*
	Ended	Ended	Ended	through
	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007

Net Asset Value, Beginning of Period	$ 7.95	$ 11.98	$ 11.24	$ 10.00
Gain (Loss) From Operations:
Net investment loss (a)	(0.12)	(0.12)	(0.08)	(0.01)
Net gain (loss) from securities
(both realized and unrealized)	(0.57)	(2.29)	1.30	1.27
Total from operations	(0.69)	(2.41)	1.22	1.26
Distributions to shareholders from:
Net investment income	-	-	-	(0.02)
Net realized gains	(0.04)	(1.62)	(0.48)	-
Total distributions	(0.04)	(1.62)	(0.48)	(0.02)

Net Asset Value, End of Period	$ 7.22	$ 7.95	$ 11.98	$ 11.24

Total Return (b)	(8.77)%	(21.03)%	10.65%	12.61%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 22,444	$ 28,358	$ 34,291	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	2.68%	2.50%	2.61%	3.56%	(c)
net of reimbursement	2.24%	2.24%	2.25%	2.25%	(c)
Ratio of net investment loss
to average net assets	(1.57)%	(1.31)%	(0.63)%	(0.07)%	(c)
Portfolio turnover rate	427%	380%	260%	182%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	For the Year	February 2, 2009*
	Ended	through
	July 31, 2010	July 31, 2009

Net Asset Value, Beginning of Period	$ 7.93	$ 8.39
Loss From Operations:
Net investment loss (a)	(0.17)	(0.09)
Net loss from securities
(both realized and unrealized)	(0.57)	(0.37)
Total from operations	(0.74)	(0.46)
Distributions to shareholders from:
Net realized gains	(0.04)	-
Total distributions	(0.04)	-

Net Asset Value, End of Period	$ 7.15	$ 7.93

Total Return (b)	(9.43)%	(5.48)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 17	$ 19
Ratio of expenses to average net assets,
before reimbursement	3.43%	3.25%	(c)
net of reimbursement	2.99%	2.99%	(c)
Ratio of net investment loss to average net assets	(2.32)%	(2.37)%	(c)
Portfolio turnover rate	427%	380%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Investor Class and Class C.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,133,250	$ -	$ -	$ 6,133,250
Short Term Investments	-	16,116,572	-	16,116,572
Total	$ 6,133,250	$ 16,116,572	$ -	$ 22,249,822

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Derivatives Disclosure – There were no Derivative Instruments held by the Fund as of July 31, 2010.

The effect of Derivative Instruments on the Statement of Operations for the one year ended July 31, 2010:

Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) on investments, futures contracts
	and options written/purchased	$ (2,746,380)	$ 29,720

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2010, the Adviser earned advisory fees of $329,325.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until November 30, 2010, so that the total annual operating expenses of the Fund do not exceed 2.24% for Investor Class and 2.99% for Class C shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the year ended July 31, 2010, the Adviser waived fees of $96,799.  Cumulative expenses subject to recapture by the Adviser amounted to $226,648 at July 31, 2010, and will expire on July 31 of the years indicated below:

2011	2012	2013
$66,329	$63,520	$96,799

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the year ended July 31, 2010, amounted to $1,458.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2010, the Fund incurred expenses of $14,288 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended July 31, 2010, GemCom received $5,507 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the year ended July 31, 2010, the Fund incurred distribution fees of $54,842 and $184 for Investor shares and Class C shares, respectively.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended July 31, 2010, amounted to $52,627,758 and $57,270,803, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended July 31, 2010, were as follows:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	-	$ -
Options written	1,753	205,297
Options closed	(1,031)	(99,531)
Options exercised	(197)	(53,355)
Options expired	(525)	(52,411)
Options outstanding, end of year	-	$ -

 6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net realized loss from security transactions and unrealized appreciation (depreciation) is primarily attributable primarily to the tax deferral of losses on wash sales and real estate investment trusts adjustments.

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $689,334 and $72 of such capital and foreign currency losses, respectively.

At July 31, 2010, the Fund had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Permanent book and tax differences, primarily attributable to net investment losses, distribution in excess of net realized gains, and adjustments for real estate investment trusts, passive foreign investment companies and partnerships, resulted in reclassifications for the period ended July 31, 2010 as follows: a decrease in paid-in capital of $274,421; a decrease in accumulated net investment losses of $345,222; and an increase in accumulated net realized loss from security transactions of $70,801.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Goldman Sachs Financial Square Government Fund and Goldman Sachs Prime Obligations Fund (the “Portfolios”), each a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolios at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolios.  The financial statements of the Portfolios, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of July 31, 2010, the percentage of the Fund’s net assets invested in the Portfolios was 71.8%.

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Autopilot Managed Growth Fund

We have audited the accompanying statement of assets and liabilities of Autopilot Managed Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended and for the period September 21, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Autopilot Managed Growth Fund as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period  then ended, and its financial highlights for each of the years in the three-year then ended and for the period September 21, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                      BBD, LLP

Philadelphia, Pennsylvania

September 29, 2010

Autopilot Managed Growth Fund

SUPPLEMENTAL INFORMATION

July 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                     Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	55	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	55	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010) and Greenwich Advisors Trust
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000).	55	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Member, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	55	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Autopilot Managed Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

                                    Interested Trustees and Officers

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola** Age: 57	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	55	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-828-8674 to request a copy of the SAI or to make shareholder inquiries.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2010 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Expense Ratio	Expenses Paid During the Period* (2/1/10 to 7/31/10)
Actual
Investor Class	$1,000.00	$ 941.33	2.24%	$10.78
Class C	$1,000.00	$ 938.32	2.99%	$14.37
Hypothetical (5% return before expenses)
Investor Class	$1,000.00	$1,013.69	2.24%	$11.18
Class C	$1,000.00	$1,009.97	2.99%	$14.90

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended July 31, 2010).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on May 20, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Rhoads Lucca Capital Partners, L.P. (“RLCP” or the “Adviser”) and the Trust, on behalf of Autopilot Managed Growth Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of RLCP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed RLCP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of RLCP’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that RCLP charges a 1.50% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

ADDITIONAL INFORMATION (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the Autopilot Managed Growth Fund, the following pages will include the financial statements of the aforementioned underlying funds, Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Prime Obligations Fund (“the Portfolios”).  The pages have been extracted from the latest audited annual report published for the Portfolios, dated August 31, 2009.  The full report of Goldman Sachs Financial Square Funds, along with the report of the independent registered public accounting firm is included in the Goldman Sachs Financial Square Funds’ N-CSR filing dated October 19, 2009, available at ‘www.sec.gov’.  Only data presented for the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Prime Obligations Fund is pertinent to the overall review of the financial statements of the Autopilot Managed Growth Fund.  Following the pages extracted from the August 31, 2009 report, the reader will find an unaudited portfolio of holdings for the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Prime Obligations Fund as of July 31, 2010.

Goldman Sachs Funds

Annual Report **August 31, 2009**

Financial Square Funds

Federal

Government

Money Market

Prime Obligations

Tax-Free Money Market

Treasury Instruments

Treasury Obligations

Goldman Sachs Asset Management

29

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

August 31, 2009

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Guarantee Commercial Paper* – 0.8%			
General Electric Capital Corp.			
$ 500,000,000	0.300%	10/30/09	$ 499,754,167

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Guarantee Variable Rate Obligations*[a] – 1.8%			
Bank of America N.A.			
$ 490,000,000	0.429%	09/15/09	$ 490,000,000
595,000,000	0.546	10/29/09	595,000,000
TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS			$ 1,085,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 41.0%			
Federal Home Loan Bank			
$ 725,000,000	0.390%[a]	09/01/09	$ 725,000,000
75,000,000	0.740[a]	09/01/09	75,000,000
308,000,000	0.860[a]	09/01/09	308,000,000
95,000,000	0.404[a]	09/17/09	95,010,273
300,000,000	0.337[a]	10/01/09	300,025,850
490,000,000	0.130	10/07/09	489,936,300
1,850,000,000	0.230[a]	10/13/09	1,849,943,232
95,000,000	0.470	10/13/09	94,947,908
1,000,000,000	0.302[a]	10/26/09	999,245,788
125,000,000	0.311[a]	11/01/09	124,939,433
905,000,000	0.394[a]	11/10/09	904,316,914
120,000,000	0.396[a]	11/19/09	120,080,716
244,900,000	0.700	01/08/10	244,285,709
76,500,000	0.750	01/08/10	76,294,406
444,000,000	1.030	01/15/10	444,000,000
659,800,000	0.940	01/19/10	657,388,064
100,000,000	0.870	01/26/10	99,963,673
150,000,000	0.950	04/05/10	149,935,023
468,360,000	0.900	04/07/10	468,196,759
475,178,000	0.630	04/26/10	473,207,199
169,425,000	0.650	06/15/10	169,347,733
269,500,000	0.600	06/21/10	269,294,902
Federal Home Loan Mortgage Corp.			
657,300,000	0.630[a]	09/03/09	657,093,703
500,000,000	0.437[a]	09/05/09	499,951,385
142,000,000	0.211[a]	09/21/09	141,961,294
1,000,000,000	0.410[a]	10/12/09	1,000,000,000
70,016,000	0.343[a]	11/01/09	70,017,284
300,000,000	0.260	11/23/09	299,820,167
485,066,000	0.265	11/23/09	484,769,638
175,000,000	0.350	02/01/10	174,739,688
180,000,000	1.000	02/01/10	179,235,000
12,000,000	1.000	02/04/10	11,948,000
918,500,000	0.420	02/08/10	916,785,467
331,000,000	0.660	05/04/10	329,513,258
Federal National Mortgage Association			
250,000,000	0.380[a]	09/01/09	249,999,865
390,000,000	0.390[a]	09/01/09	389,998,613
600,000,000	0.470[a]	09/01/09	599,960,912
202,500,000	0.630	10/07/09	202,372,425

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)			
Federal National Mortgage Association – (continued)			
$ 300,000,000	0.400%[a]	10/13/09	$ 299,922,050
60,000,000	0.404[a]	11/12/09	60,035,093
2,090,000,000	0.250	11/16/09	2,088,896,945
1,004,000,000	0.260	01/08/10	1,003,064,607
190,200,000	0.490	01/11/10	189,858,274
1,990,000,000	0.320	01/14/10	1,987,612,000
1,987,400,000	0.600	01/15/10	1,982,895,227
921,500,000	0.420	02/08/10	919,779,867
592,000,000	0.540	07/12/10	589,211,680
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$24,467,802,324

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – 6.9%			
United States Treasury Bills			
$ 2,350,000,000	0.185%	10/22/09	$ 2,349,384,104
100,000,000	0.165	10/29/09	99,973,417
1,654,340,000	0.240[b]	03/04/10	1,652,332,734
TOTAL U.S. TREASURY OBLIGATIONS			$ 4,101,690,255
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$30,154,246,746

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers[c] – 50.0%			
Banc of America Securities LLC			
$ 250,000,000	0.220%	09/01/09	$ 250,000,000
Maturity Value: $250,001,528			
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 03/01/24 to 09/01/39 and Federal National Mortgage Association, 4.000% to 4.500%, due 09/01/24 to 09/01/29. The aggregate market value of the collateral, including accrued interest, was $257,499,996.			
750,000,000	0.180	10/06/09	750,000,000
Maturity Value: $750,172,500			
Settlement Date: 08/21/09			
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 12/01/20 to 09/01/39 and Federal National Mortgage Association, 4.000% to 6.510%, due 11/01/17 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $772,499,793.			
Barclays Capital, Inc.			
75,000,000	0.200	09/01/09	75,000,000
Maturity Value: $75,000,417			
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 12/01/35 to 08/01/39 and Federal National Mortgage Association, 4.500% to 6.000%, due 05/01/19 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $76,499,991.			

10

30

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers[c] – (continued)			
Barclays Capital, Inc. – (continued)			
$ 250,000,000	0.220%	09/01/09	$ 250,000,000
Maturity Value: $250,001,528 Collateralized by U.S. Treasury Note, 3.500%, due 02/15/18. The market value of the collateral, including accrued interest, was $255,000,062.			
660,000,000	0.190	10/05/09	660,000,000
Maturity Value: $660,160,233 Settlement Date: 08/20/09 Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 05/01/17 to 08/01/39 and Federal National Mortgage Association, 3.500% to 7.000%, due 01/01/14 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $673,199,879.			
1,500,000,000	0.180	10/07/09	1,500,000,000
Maturity Value: $1,500,322,500 Settlement Date: 08/25/09 Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.645%, due 05/01/17 to 09/01/48 and Federal National Mortgage Association, 3.500% to 8.000%, due 04/01/13 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,529,999,452.			
Deutsche Bank Securities, Inc.			
150,000,000	0.220	09/01/09	150,000,000
Maturity Value: $150,000,917 Deutsche Bank Securities, Inc.			
495,000,000	0.190	10/05/09	495,000,000
Maturity Value: $495,120,175 Settlement Date: 08/20/09 Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $645,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 09/01/23 to 11/01/38, Federal National Mortgage Association, 5.000% to 7.000%, due 07/01/16 to 02/01/39 and Government National Mortgage Association, 7.000%, due 11/15/38 to 02/15/39. The aggregate market value of the collateral, including accrued interest, was $664,349,942.			
Joint Repurchase Agreement Account I			
141,000,000	0.209	09/01/09	141,000,000
Maturity Value: $141,000,819			
Joint Repurchase Agreement Account II			
25,574,100,000	0.217	09/01/09	25,574,100,000
Maturity Value: $25,574,254,155			
UBS Securities LLC			
40,000,000	0.170	09/01/09	40,000,000
Maturity Value: $40,000,189 Collateralized by U.S. Treasury Bill, 0.000%, due 10/29/09. The market value of the collateral, including accrued interest, was $40,802,247.			
TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$29,885,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Affiliated Issuers[c] – 2.3%			
Goldman, Sachs & Co.			
$ 50,000,000	0.200%	09/01/09	$ 50,000,000
Maturity Value: $50,000,278 Collateralized by Government National Mortgage Association, 4.500% to 11.000%, due 09/15/16 to 08/15/39. The market value of the collateral, including accrued interest, was $51,499,807.			
1,300,000,000	0.210	09/01/09	1,300,000,000
Maturity Value: $1,300,007,583 Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 08/15/24 to 08/20/39. The aggregate market value of the collateral, including accrued interest, was $1,338,999,971.			
TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$ 1,350,000,000
TOTAL INVESTMENTS – 102.8%			$61,389,346,746
LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(1,655,683,995)
NET ASSETS – 100.0%			$59,733,662,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

31

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

August 31, 2009

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 24.4%			
Amstel Funding Corp.			
$ 125,000,000	0.900%	09/01/09	$ 125,000,000
Amsterdam Funding Corp.			
106,983,000	0.400	10/01/09	106,947,339
125,000,000	0.350	10/05/09	124,958,681
150,000,000	0.350	10/08/09	149,946,042
90,000,000	0.370	10/09/09	89,964,850
71,353,000	0.350	10/14/09	71,323,170
68,681,000	0.350	10/16/09	68,650,952
Aspen Funding Corp.			
50,000,000	0.260	09/10/09	49,996,750
50,000,000	0.400	10/01/09	49,983,333
50,055,000	0.400	10/05/09	50,036,090
50,057,000	0.400	10/06/09	50,037,533
150,000,000	0.340	10/28/09	149,919,250
Atlantic Asset Securitization Corp.			
100,000,000	0.250	09/03/09	99,998,611
100,000,000	0.320	09/08/09	99,993,778
Atlantis One Funding Corp.			
150,000,000	0.400	09/18/09	149,971,667
195,000,000	0.300	11/10/09	194,886,250
Calco LLC			
60,000,000	0.400	09/02/09	59,999,333
90,000,000	0.400	09/03/09	89,998,000
75,000,000	0.350	11/13/09	74,946,771
Charta LLC			
100,000,000	0.280	09/11/09	99,992,222
175,000,000	0.350	11/16/09	174,870,694
90,000,000	0.350	11/17/09	89,932,625
Ciesco LLC			
80,000,000	0.400	09/02/09	79,999,111
90,000,000	0.400	09/03/09	89,998,000
CRC Funding LLC			
110,000,000	0.400	09/02/09	109,998,778
110,000,000	0.400	09/03/09	109,997,555
75,000,000	0.350	11/13/09	74,946,771
Enterprise Funding Co. LLC			
116,630,000	0.340	10/05/09	116,592,549
100,096,000	0.340	10/09/09	100,060,077
58,178,000	0.340	10/16/09	58,153,274
Falcon Asset Securitization Corp.			
150,000,000	0.250	09/24/09	149,976,042
Gemini Securitization Corp.			
100,000,000	0.240	09/10/09	99,994,000
140,000,000	0.250	09/11/09	139,990,278
95,000,000	0.300	11/10/09	94,944,583
General Electric Capital Corp.			
400,000,000	0.250	09/02/09	399,997,222
395,000,000	0.270	11/30/09	394,733,375
Govco LLC			
110,000,000	0.400	09/03/09	109,997,556
130,000,000	0.350	11/09/09	129,912,792
75,000,000	0.350	11/12/09	74,947,500
LMA Americas LLC			
30,000,000	0.410	09/15/09	29,995,217
100,000,000	0.280	10/14/09	99,966,555
21,000,000	0.370	10/14/09	20,990,719

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)			
LMA Americas LLC – (continued)			
$ 120,000,000	0.270%	10/22/09	$ 119,954,100
150,000,000	0.360	10/22/09	149,923,500
90,000,000	0.320	10/29/09	89,953,600
77,300,000	0.300	11/27/09	77,243,957
Newport Funding Corp.			
100,000,000	0.280	09/16/09	99,988,333
50,057,000	0.400	10/06/09	50,037,533
100,000,000	0.400	10/08/09	99,958,889
Ranger Funding Co. LLC			
164,511,000	0.330	10/19/09	164,438,615
150,144,000	0.330	10/22/09	150,073,808
Regency Markets No.1 LLC			
157,648,000	0.260	09/10/09	157,637,753
77,286,000	0.370	10/15/09	77,251,050
Sheffield Receivables Corp.			
85,000,000	0.270	10/07/09	84,977,050
85,000,000	0.270	10/13/09	84,973,225
Straight-A Funding LLC			
158,000,000	0.370	09/01/09	158,000,000
146,000,000	0.370	09/02/09	145,998,499
125,262,000	0.370	09/10/09	125,250,413
125,790,000	0.360	10/07/09	125,744,716
40,028,000	0.250	11/17/09	40,006,596
100,000,000	0.260	11/23/09	99,940,056
Tasman Funding, Inc.			
150,210,000	0.950	09/03/09	150,202,072
25,201,000	1.200	09/04/09	25,198,480
50,080,000	0.650	09/21/09	50,061,916
Thames Asset Global Securitization, Inc.			
69,850,000	0.350	09/14/09	69,841,172
195,000,000	0.350	09/24/09	194,956,396
68,436,000	0.360	10/13/09	68,407,257
60,584,000	0.360	10/19/09	60,554,920
100,138,000	0.350	10/26/09	100,084,454
Ticonderoga Funding LLC			
168,000,000	0.360	10/05/09	167,942,880
180,000,000	0.350	10/23/09	179,909,000
75,000,000	0.310	11/06/09	74,957,375
Tulip Funding Corp.			
80,049,000	0.360	10/13/09	80,015,379
Variable Funding Capital Corp.			
400,000,000	1.000	10/06/09	399,611,111
150,000,000	1.000	10/13/09	149,825,000
Windmill Funding Corp.			
60,000,000	0.380	10/05/09	59,978,467
43,000,000	0.350	10/07/09	42,984,950
100,000,000	0.360	10/07/09	99,964,000
100,000,000	0.350	10/08/09	99,964,028
81,825,000	0.370	10/09/09	81,793,043
50,000,000	0.360	10/13/09	49,979,000

32
15

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

August 31, 2009

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)			
Windmill Funding Corp. – (continued)			
$ 60,000,000	0.350%	10/16/09	$ 59,973,750
100,000,000	0.350	10/19/09	99,953,333
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 9,174,055,571
U.S. Government Guarantee Variable Rate Obligation*[a] – 0.4%			
Bank of America N.A.			
$ 168,000,000	0.546%	10/29/09	$ 168,000,000
Master Demand Note – 2.0%			
Bank of America Securities LLC			
$ 750,000,000	0.450%	09/08/09	$ 750,000,000
U.S. Government Agency Obligations – 32.9%			
Federal Home Loan Bank			
$ 800,000,000	0.390%[a]	09/01/09	$ 800,000,000
440,000,000	0.528[a]	09/01/09	439,900,778
200,000,000	0.860[a]	09/01/09	200,000,000
200,000,000	0.496[a]	09/06/09	200,000,000
160,000,000	0.449[a]	09/08/09	159,986,137
530,000,000	0.650[a]	09/10/09	530,000,000
450,000,000	2.720	09/18/09	450,000,000
332,000,000	0.181[a]	09/28/09	331,950,994
148,000,000	0.258[a]	10/09/09	147,991,079
385,000,000	0.230[a]	10/13/09	384,988,186
560,000,000	0.302[a]	10/26/09	559,577,641
70,000,000	0.311[a]	11/01/09	69,966,083
100,000,000	0.281[a]	11/19/09	99,987,825
30,000,000	0.900	01/19/10	29,895,000
300,000,000	0.950	04/05/10	299,870,047
300,000,000	0.650	05/14/10	299,981,085
217,200,000	0.600	06/21/10	217,034,708
160,000,000	0.560	08/27/10	159,924,211
Federal Home Loan Mortgage Corp.			
360,000,000	0.630[a]	09/03/09	359,887,012
635,000,000	0.410[a]	10/12/09	635,000,000
41,000,000	0.343[a]	11/01/09	41,000,752
150,000,000	0.440	01/29/10	149,725,000
100,000,000	0.350	02/01/10	99,851,250
320,000,000	1.000	02/01/10	318,640,000
350,000,000	1.000	02/04/10	348,483,333
192,500,000	0.420	02/08/10	192,140,667
277,000,000	3.125	02/12/10	280,396,142
750,000,000	0.660	05/04/10	746,631,250
Federal National Mortgage Association			
600,000,000	0.380[a]	09/01/09	599,999,672
400,000,000	0.440[a]	09/01/09	399,895,416
480,000,000	0.400[a]	10/13/09	479,875,281
400,000,000	0.250	11/16/09	399,788,889
560,000,000	0.260	01/08/10	559,478,267

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)			
Federal National Mortgage Association – (continued)			
$ 390,000,000	0.320%	01/14/10	$ 389,532,000
350,000,000	0.600	01/15/10	349,206,667
192,500,000	0.420	02/08/10	192,140,667
414,500,000	0.540	07/12/10	412,547,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$12,335,273,744
Variable Rate Obligations[a] – 3.1%			
Bank of America N.A.			
$ 345,000,000	0.808%	10/02/09	$ 345,000,000
General Electric Capital Corp.			
215,000,000	0.318	09/24/09	215,000,000
Wachovia Bank N.A.			
100,000,000	0.909	10/15/09	100,174,734
Wells Fargo & Co.			
95,000,000	0.729	09/15/09	95,012,131
230,000,000	0.782	09/23/09	230,009,369
Wells Fargo Bank N.A.			
166,456,000	0.733	11/02/09	166,574,393
TOTAL VARIABLE RATE OBLIGATIONS			$ 1,151,770,627
U.S. Treasury Obligations – 3.2%			
United States Treasury Bills			
$ 150,000,000	0.180%	10/15/09	$ 149,967,000
500,000,000	0.185	10/22/09	499,868,959
374,000,000	0.540	06/10/10	372,417,980
123,000,000	0.410	06/17/10	122,595,159
47,000,000	0.442	06/17/10	46,833,042
TOTAL U.S. TREASURY OBLIGATIONS			$ 1,191,682,140
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$24,770,782,082
Repurchase Agreements-Unaffiliated Issuers[b] – 31.7%			
Bank of America Securities LLC			
$ 150,000,000	0.220%	09/01/09	$ 150,000,000

Maturity Value: $150,000,917

Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 06/01/38 and Federal National Mortgage Association, 4.000% to 5.500%, due 04/01/38 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

16
33

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers[(b)] – (continued)			
Bank of America Securities LLC			
$ 245,000,000	0.180%	10/06/09	$ 245,000,000
Maturity Value: $245,056,350 Settlement Date: 08/21/09 Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 11/01/36 to 09/01/39 and Federal National Mortgage Association, 4.500% to 6.500%, due 04/01/18 to 08/01/39. The aggregate market value of the collateral, including accrued interest, was $249,899,996.			
Barclays Capital, Inc.			
150,000,000	0.200	09/01/09	150,000,000
Maturity Value: $150,000,833 Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 04/01/20 to 08/01/38, and Federal National Mortgage Association, 4.500% to 6.500%, due 06/01/24 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $152,999,986.			
260,000,000	0.190	10/05/09	260,000,000
Maturity Value: $260,063,122 Settlement Date: 08/20/09 Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 01/01/24 to 08/01/39 and Federal National Mortgage Association, 4.000% to 7.000%, due 06/01/14 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $265,199,956.			
295,000,000	0.180	10/07/09	295,000,000
Maturity Value: $295,063,425 Settlement Date: 08/25/09 Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 01/01/18 to 05/01/39 and Federal National Mortgage Association, 4.000% to 7.500%, due 02/01/18 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $300,900,000.			
Deutsche Bank Securities, Inc.			
250,000,000	0.220	09/01/09	250,000,000
Maturity Value: $250,001,528			
190,000,000	0.190	10/05/09	190,000,000
Maturity Value: $190,046,128 Settlement Date: 08/20/09 Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 12/01/35 to 04/01/39, and Federal National Mortgage Association, 5.000% to 7.000%, due 01/01/34 to 06/01/39 and Government National Mortgage Association, 7.000%, due 09/15/37 to 01/15/39. The aggregate market value of the collateral, including accrued interest, was $453,199,952.			
Joint Repurchase Agreement Account I			
28,100,000	0.209	09/01/09	28,100,000
Maturity Value: $28,100,163			
Joint Repurchase Agreement Account II			
10,321,800,000	0.217	09/01/09	10,321,800,000
Maturity Value: $10,321,862,218			
TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$11,889,900,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Affiliated Issuers[(b)] – 2.3%			
Goldman, Sachs & Co.			
$ 144,100,000	0.200%	09/01/09	$ 144,100,000
Maturity Value: $144,100,801 Collateralized by Government National Mortgage Association, 4.000% to 8.000%, due 11/15/16 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $148,423,000.			
700,000,000	0.210	09/01/09	700,000,000
Maturity Value: $700,004,083 Collateralized by Government National Mortgage Association, 4.000% to 7.000%, due 03/15/24 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $720,999,933.			
TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$ 844,100,000
TOTAL INVESTMENTS – 100.0%			$37,504,782,082
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			5,321,900
NET ASSETS – 100.0%			$37,510,103,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b) Unless noted, all repurchase agreements were entered into on August 31, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42 and 43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

34

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

August 31, 2009

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I — At August 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount
Government	$ 141,000,000
Money Market	38,500,000
Prime Obligations	28,100,000
Treasury Obligations	10,874,900,000

REPURCHASE AGREEMENTS

Counterparty	Principal Amount	Interest Rate	Maturity Date	Maturity Value
Banc of America Securities LLC	$1,200,000,000	0.20%	09/01/09	$ 1,200,006,667
Barclays Capital, Inc.	1,406,300,000	0.22	09/01/09	1,406,308,594
Citigroup Global Markets, Inc.	1,000,000,000	0.20	09/01/09	1,000,005,556
Credit Suisse Securities (USA) LLC	2,000,000,000	0.20	09/01/09	2,000,011,111
JPMorgan Securities	3,500,000,000	0.22	09/01/09	3,500,021,389
Morgan Stanley & Co.	700,000,000	0.20	09/01/09	700,003,889
RBS Securities, Inc.	1,500,000,000	0.20	09/01/09	1,500,008,333
TOTAL				$11,306,365,539

At August 31, 2009, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 4.250% to 6.875%, due 08/15/25 to 05/15/39; U.S. Treasury Inflation Protected Securities, 1.875% to 2.000%, due 04/15/12 to 07/15/15; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 09/15/09 to 02/15/38; U.S. Treasury Notes, 0.875% to 11.750%, due 02/15/10 to 08/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09 to 02/15/23. The aggregate market value of the collateral, including accrued interest, was $11,532,438,224.

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II — At August 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount
Government	$25,574,100,000
Money Market	5,999,100,000
Prime Obligations	10,321,800,000

REPURCHASE AGREEMENTS

Counterparty	Principal Amount	Interest Rate	Maturity Date	Maturity Value
Banc of America Securities LLC	$ 3,850,000,000	0.22%	09/01/09	$ 3,850,023,528
Barclays Capital, Inc.	11,999,900,000	0.22	09/01/09	11,999,973,333
Citigroup Global Markets, Inc.	8,000,000,000	0.21	09/01/09	8,000,046,667
Credit Suisse Securities (USA) LLC	2,450,000,000	0.22	09/01/09	2,450,014,972
Deutsche Bank Securities, Inc.	3,100,000,000	0.22	09/01/09	3,100,018,944
JPMorgan Securities	4,150,000,000	0.21	09/01/09	4,150,024,208
Merrill Lynch & Co., Inc.	950,000,000	0.22	09/01/09	950,005,806
Morgan Stanley & Co.	6,700,000,000	0.22	09/01/09	6,700,040,944
RBS Securities, Inc.	500,000,000	0.22	09/01/09	500,003,056
UBS Securities LLC	1,650,000,000	0.21	09/01/09	1,650,009,625
Wachovia Capital Markets	550,000,000	0.22	09/01/09	550,003,361
TOTAL				$43,900,164,444

At August 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.625% to 7.350%, due 12/06/10 to 08/03/37; Federal Farm Credit Bank Principal-Only Stripped Security, 0.000%, due 12/16/15; Federal Home Loan Bank, 0.000% to 8.290%, due 09/15/09 to 06/12/37; Federal Home Loan Mortgage Corp., 0.000% to 15.000%, due 09/14/09 to 08/01/39; Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities, 0.000%, due 07/15/12 to 03/15/25; Federal National Mortgage Association, 0.000% to 16.000%, due 09/01/09 to 07/01/49; Federal National Mortgage Association Interest-Only Stripped Securities, 0.000%, due 11/15/10 to 10/08/27; Government National Mortgage Association, 3.500% to 7.000%, due 02/15/18 to 08/20/39; Tennessee Valley Authority Interest-Only Stripped Security, 0.000%, due 11/01/10; U.S. Treasury Bill, 0.000%, due 09/24/09; U.S. Treasury Inflation Protected Securities, 1.375% to 2.625%, due 01/15/15 to 07/15/19; and U.S. Treasury Notes, 3.500% to 4.625%, due 11/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $44,990,900,182.

36

43

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

August 31, 2009

	Federal Fund	Government Fund
Assets:		
Investments in securities, at value based on amortized cost—unaffiliated issuers	$23,175,318,745	$30,154,246,746
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	29,885,100,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	1,350,000,000
Cash	15,887	95,609
Receivables:		
Interest	9,405,259	10,962,562
Fund shares sold	437,935	212,693
Other assets	244,663	460,636
Total assets	23,185,422,489	61,401,078,246
Liabilities:		
Due to Custodian	—	—
Payables:		
Investment securities purchased	399,514,667	1,652,332,734
Amounts owed to affiliates	3,949,001	9,074,780
Fund shares redeemed	—	47,037
Dividend distribution	585,359	4,359,290
Accrued expenses	489,627	1,601,654
Total liabilities	404,538,654	1,667,415,495
Net Assets:		
Paid-in capital	22,779,559,810	59,727,022,242
Undistributed net investment income	338,186	974,666
Accumulated net realized gain (loss) from investments	985,839	5,665,843
NET ASSETS	$22,780,883,835	$59,733,662,751
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:		
FST Shares	$20,069,800,907	$51,896,719,896
FST Select Shares	256,462,985	2,218,312,203
FST Preferred Shares	511,911,251	873,241,468
FST Capital Shares	157,720,798	1,022,472,387
FST Administration Shares	897,619,851	3,217,352,893
FST Service Shares	887,368,043	505,563,904
Total Net Assets	$22,780,883,835	$59,733,662,751
Shares outstanding $0.001 par value (unlimited shares authorized):		
FST Shares	20,068,634,465	51,890,944,841
FST Select Shares	256,448,079	2,218,065,120
FST Preferred Shares	511,881,497	873,144,296
FST Capital Shares	157,711,630	1,022,359,808
FST Administration Shares	897,567,676	3,216,995,092
FST Service Shares	887,316,463	505,507,621

44

37

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Money Market Fund	Prime Obligations Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund
$16,906,068,913	$24,770,782,082	$10,305,179,512	$21,117,948,980	$10,420,965,752
6,562,600,000	11,889,900,000	—	—	11,274,900,000
500,000,000	844,100,000	—	—	—
—	—	20,834,655	50,104	1,835
13,951,132	15,678,709	18,081,796	2,460,664	433,531
4,663,817	812,997	732,735	6,411	—
499,741	1,161,199	272,288	377,291	—
23,987,783,603	37,522,434,987	10,345,100,986	21,120,843,450	21,696,301,118
296,964	364,026	—	—	—
—	—	252,371,173	451,451,573	187,771,893
3,534,647	5,334,097	1,448,147	3,647,038	3,627,724
9,074,621	2,951,227	394,891	335,939	60,422
1,085,910	2,274,473	438,624	120,238	814,120
695,255	1,407,182	676,601	222,300	983,618
14,687,397	12,331,005	255,329,436	455,777,088	193,257,777
23,971,490,840	37,509,215,777	10,088,850,686	20,663,092,098	21,497,731,468
1,605,366	7,335,312	—	1,235,189	1,654,032
—	(6,447,107)	920,864	739,075	3,657,841
$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341
$1.00	$1.00	$1.00	$1.00	$1.00
$21,878,982,541	$30,756,776,484	$ 9,416,369,928	$18,393,880,739	$16,942,168,269
42,777,728	99,249,046	85,670,360	173,590,476	670,027,904
87,673,035	1,226,201,047	45,223,115	321,167,556	304,897,375
76,008,495	568,066,007	162,752,210	65,817,417	330,367,420
1,415,174,806	3,986,524,101	308,304,604	1,476,015,174	2,196,762,239
472,479,601	873,287,297	71,451,333	234,595,000	1,058,820,134
$23,973,096,206	$37,510,103,982	$10,089,771,550	$20,665,066,362	$21,503,043,341
21,877,510,462	30,756,043,090	9,415,463,829	18,392,123,457	16,937,983,076
42,774,848	99,246,680	85,661,141	173,573,892	669,862,393
87,667,133	1,226,171,809	45,218,762	321,136,872	304,822,056
76,003,378	568,052,461	162,736,608	65,811,129	330,285,808
1,415,078,523	3,986,429,028	308,274,907	1,475,874,160	2,196,219,565
472,447,791	873,266,473	71,444,485	234,572,588	1,058,558,570

38

45

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Operations

	Federal Fund	
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
Investment income:		
Interest income—from unaffiliated issuers	$105,228,816	$558,861,672
Interest income—from affiliated issuers	—	—
Total investment income	105,228,816	558,861,672
Expenses:		
Fund-Level Expenses:		
Management fees	40,595,539	44,896,438
U.S. Treasury Temporary Guarantee Program fees	3,263,417	2,299,113
Transfer Agent fees	1,980,260	2,706,640
Custody and accounting fees	882,472	1,066,327
Registration fees	632,768	295,338
Professional fees	77,368	77,961
Printing fees	65,438	89,091
Trustee fees	11,500	15,689
Other	295,167	237,034
Subtotal	47,803,929	51,683,631
Class Specific Expenses:		
FST Service Share fees	3,738,668	5,280,366
FST Administration Share fees	1,981,629	2,407,043
FST Preferred Share fees	370,260	373,164
FST Capital Share fees	126,448	36,504
FST Select Share fees	22,780	16,400
Total expenses	54,043,714	59,797,108
Less—expense reductions	(6,547,726)	(5,887,208)
Net expenses	47,495,988	53,909,900
NET INVESTMENT INCOME	$ 57,732,828	$504,951,772
Net realized gain (loss) from investment transactions	7,179,362	6,424,870
Payment by affiliate relating to certain investment transaction	—	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 64,912,190	$511,376,642

* The Funds changed their fiscal year end from December 31 to August 31.

46

39

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund		Money Market Fund		Prime Obligations Fund	
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008
$233,514,926	$623,139,281	$117,402,801	$680,416,970	$165,826,612	$1,436,494,051
3,902,836	9,923,067	1,211,208	7,423,719	1,228,792	9,248,554
237,417,762	633,062,348	118,614,009	687,840,689	167,055,404	1,445,742,605
89,536,494	54,364,217	31,802,714	48,052,598	47,290,828	102,032,819
4,144,432	2,919,795	5,986,814	2,129,821	16,248,159	6,056,125
4,367,599	3,164,269	1,551,344	2,980,700	2,306,857	6,397,960
2,090,054	1,290,118	765,461	1,196,343	1,097,584	2,428,583
1,867,943	210,510	245,876	199,507	436,158	330,331
78,728	74,073	78,420	78,320	85,681	76,891
97,270	92,231	43,137	100,997	48,190	162,012
11,500	15,689	11,500	15,689	11,500	15,689
312,289	293,509	1,018,822	837,106	564,227	712,602
102,506,309	62,424,411	41,504,088	55,591,081	68,089,184	118,213,012
2,156,637	2,452,494	1,682,402	3,479,555	3,646,294	8,706,699
6,387,315	6,257,304	2,030,677	2,103,330	7,133,297	11,845,540
566,343	740,761	62,421	134,094	831,349	1,650,275
1,188,219	1,108,610	60,896	61,267	668,889	1,436,472
366,304	283,177	7,209	26,733	16,525	84,902
113,171,127	73,266,757	45,347,693	61,396,060	80,385,538	141,936,900
(20,453,751)	(12,268,050)	(7,430,167)	(11,112,567)	(11,525,908)	(23,707,395)
92,717,376	60,998,707	37,917,526	50,283,493	68,859,630	118,229,505
$144,700,386	$572,063,641	$ 80,696,483	$637,557,196	$ 98,195,774	$1,327,513,100
26,168,569	32,246,331	3,457,635	(2,642,218)	9,507,514	(114,800,827)
—	—	—	—	—	100,000,000
$170,868,955	$604,309,972	$ 84,154,118	$634,914,978	$107,703,288	$1,312,712,273

40

47

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
From operations:			
Net investment income	$ 57,732,828	$ 504,951,772	$ 551,410,750
Net realized gain (loss) from investment transactions	7,179,362	6,424,870	935,224
Net increase in net assets resulting from operations	64,912,190	511,376,642	552,345,974
Distributions to shareholders:			
From net investment income:			
FST Shares	(55,977,760)	(455,548,376)	(481,656,463)
FST Select Shares	(182,634)	(1,260,815)	(62)
FST Preferred Shares	(711,833)	(8,631,884)	(7,967,752)
FST Capital Shares	(77,666)	(480,119)	(273,503)
FST Administration Shares	(782,935)	(19,286,914)	(30,990,154)
FST Service Shares	—	(19,743,664)	(31,124,208)
From net realized gains:			
FST Shares	(5,848,391)	(5,405,109)	—
FST Select Shares	(24,639)	(15,066)	—
FST Preferred Shares	(121,284)	(96,805)	—
FST Capital Shares	(28,704)	(8,435)	—
FST Administration Shares	(266,862)	(273,165)	—
FST Service Shares	(247,486)	(282,447)	—
Total distributions to shareholders	(64,270,194)	(511,032,799)	(552,012,142)
From share transactions (at $1.00 per share):			
Proceeds from sales of shares	71,578,933,218	116,586,733,084	49,213,027,669
Reinvestment of distributions	49,648,242	418,589,268	464,762,629
Cost of shares redeemed	(83,453,479,514)	(99,331,054,440)	(42,983,182,698)
Net increase (decrease) in net assets resulting from share transactions	(11,824,898,054)	17,674,267,912	6,694,607,600
NET INCREASE (DECREASE)	(11,824,256,058)	17,674,611,755	6,694,941,432
Net assets:			
Beginning of period	34,605,139,893	16,930,528,138	10,235,586,706
End of period	$ 22,780,883,835	$ 34,605,139,893	$ 16,930,528,138
Undistributed net investment income	$ 338,186	$ 338,186	$ 338,186

* The Funds changed their fiscal year end from December 31 to August 31.

50

41

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund		
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
$ 144,700,386	$ 572,063,641	$ 413,135,535	$ 80,696,483	$ 637,557,196	$ 940,918,203
26,168,569	32,246,331	(4,479)	3,457,635	(2,642,218)	(6,860)
170,868,955	604,309,972	413,131,056	84,154,118	634,914,978	940,911,343
(134,603,209)	(457,814,607)	(278,099,004)	(77,737,720)	(591,297,803)	(867,258,529)
(3,612,545)	(21,069,146)	(9,838,170)	(144,107)	(2,485,877)	(6,439,110)
(1,467,837)	(16,862,397)	(20,161,843)	(288,565)	(3,678,008)	(5,181,853)
(1,791,486)	(15,886,153)	(19,379,310)	(155,269)	(1,045,447)	(894,696)
(3,225,309)	(51,375,415)	(66,682,891)	(1,858,811)	(20,921,327)	(33,259,292)
—	(9,055,923)	(18,969,838)	(512,011)	(15,486,516)	(27,877,864)
(29,515,660)	(15,193,030)	—	(1,678,802)	—	—
(889,653)	(387,283)	—	(2,286)	—	—
(445,122)	(309,031)	—	(6,953)	—	—
(651,412)	(419,528)	—	(4,716)	—	—
(2,030,160)	(1,352,923)	—	(112,950)	—	—
(356,460)	(218,665)	—	(37,835)	—	—
(178,588,853)	(589,944,101)	(413,131,056)	(82,540,025)	(634,914,978)	(940,911,344)
247,795,009,026	220,115,862,932	65,777,621,848	105,488,222,804	160,213,384,096	118,791,667,426
98,830,513	298,483,724	191,892,915	59,432,669	367,425,033	572,169,760
(245,161,652,880)	(177,117,234,724)	(57,535,124,292)	(101,353,012,736)	(164,925,882,658)	(110,395,351,888)
2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298
2,724,466,761	43,311,477,803	8,434,390,471	4,196,256,830	(4,345,073,529)	8,968,485,297
57,009,195,990	13,697,718,187	5,263,327,716	19,776,839,376	24,121,912,905	15,153,427,608
$ 59,733,662,751	$ 57,009,195,990	$ 13,697,718,187	$ 23,973,096,206	$ 19,776,839,376	$ 24,121,912,905
$ 974,666	$ 974,666	$ 974,666	$ 1,605,366	$ 2,815,814	$ 173,596

42

51

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Prime Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
From operations:			
Net investment income	$ 98,195,774	$ 1,327,513,100	$ 1,838,606,996
Net realized gain (loss) from investment transactions	9,507,514	(114,800,827)	47,553
Payment by affiliate relating to certain investment transactions	—	100,000,000	—
Net increase in net assets resulting from operations	107,703,288	1,312,712,273	1,838,654,549
Distributions to shareholders:			
From net investment income:			
FST Shares	(84,330,843)	(1,096,404,359)	(1,387,265,745)
FST Select Shares	(257,816)	(7,822,892)	(19,267,251)
FST Preferred Shares	(3,278,308)	(41,721,735)	(62,212,662)
FST Capital Shares	(1,621,813)	(23,599,227)	(34,581,112)
FST Administration Shares	(6,836,786)	(115,102,019)	(252,920,511)
FST Service Shares	(836,251)	(37,709,073)	(82,407,266)
From net realized gains:			
FST Shares	—	—	—
FST Select Shares	—	—	—
FST Preferred Shares	—	—	—
FST Capital Shares	—	—	—
FST Administration Shares	—	—	—
FST Service Shares	—	—	—
Total distributions to shareholders	(97,161,817)	(1,322,359,305)	(1,838,654,547)
From share transactions (at $1.00 per share):			
Proceeds from sales of shares	153,178,348,911	353,293,122,864	299,125,985,950
Reinvestment of distributions	38,035,058	441,214,406	642,325,029
Cost of shares redeemed	(148,651,885,869)	(367,185,329,610)	(280,452,495,953)
Net increase (decrease) in net assets resulting from share transactions	4,564,498,100	(13,450,992,340)	19,315,815,026
NET INCREASE (DECREASE)	4,575,039,571	(13,460,639,372)	19,315,815,028
Net assets:			
Beginning of period	32,935,064,411	46,395,703,783	27,079,888,755
End of period	$ 37,510,103,982	$ 32,935,064,411	$ 46,395,703,783
Undistributed net investment income	$ 7,335,312	$ 6,301,355	$ 1,147,560

* The Funds changed their fiscal year end from December 31 to August 31.

52

43

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements

August 31, 2009

1. ORGANIZATION

Goldman Sachs Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the "Funds" or individually a "Fund"), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-Diversified
Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.

Goldman, Sachs & Co. ("Goldman Sachs" or the "Distributor") serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. ("GSAM"), an affiliate of Goldman Sachs serves as investment adviser to the Funds pursuant to a Management Agreement (the "Agreement") with the Trust on behalf of the Funds.

The Funds changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Funds for any costs associated with changing the Funds' fiscal year ends.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — It is the Funds' policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Funds' net asset value per share ("NAV") based upon the amortized cost of the Funds' securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

44

55

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security and Fund Share Transactions, and Interest Income — Security and fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or "pro-rata" basis depending upon the nature of the expense and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The source of the Funds' distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character and are not adjusted for temporary differences.

The tax character of distributions paid during the fiscal period ended August 31, 2009 was as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Distributions paid from:							
Ordinary Income	$64,270,194	$178,115,991	$82,378,825	$97,161,817	$ —	$26,602,465	$26,207,244
Net long-term capital gains	—	472,862	161,200	—	—	—	—
Tax-Exempt Income	—	—	—	—	25,077,925	—	—
Total distributions	$64,270,194	$178,588,853	$82,540,025	$97,161,817	$25,077,925	$26,602,465	$26,207,244

The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 were ordinary income for the Federal, Government, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 was tax-exempt income, ordinary income and net long term capital gains of $222,359,295, $871,701 and $667,137; and $315,655,533, $471,094 and $471,094, respectively.

56

45

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of August 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Federal	Government	Money Market	Prime Obligations	Tax-Free Money Market	Treasury Instruments	Treasury Obligations
Undistributed ordinary income — net	$1,909,384	$10,999,799	$ 2,691,276	$ 9,609,785	$ 425,981	$2,094,502	$6,125,993
Undistributed Tax Exempt							
Income — net	—	—	—	—	438,624	—	—
Undistributed long-term capital gains	—	—	—	—	494,883	—	—
Total undistributed earnings	$1,909,384	$10,999,799	$ 2,691,276	$ 9,609,785	$1,359,488	$2,094,502	$6,125,993
Capital loss carryforward:[1]							
Expiring 2016	—	—	—	(6,447,107)	—	—	—
Timing differences (Dividend payable)	(585,359)	(4,359,290)	(1,085,910)	(2,274,473)	(438,624)	(120,238)	(814,120)
Total accumulated earnings — net	$1,324,025	$ 6,640,509	$ 1,605,366	$ 888,205	$ 920,864	$1,974,264	$5,311,873

[1] Expiration occurs on August 31 of the year indicated. The Money Market and the Prime Obligations Fund utilized $2,824,541 and $9,507,514, of capital losses in the current fiscal period, respectively.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

In order to present certain components of the Funds' capital accounts on a tax basis, certain reclassifications have been recorded to the Fund's accounts. These reclassifications have no impact on the NAV of the Funds. Reclassifications result primarily from dividend redesignations and differences related to the tax treatment of inflation protected securities.

Fund	Accumulated net realized gain (loss)	Accumulated undistributed (distributions in excess of) net investment income
Money Market	$1,210,448	$(1,210,448)
Tax-Free Money Market	(24)	24
Treasury Instruments	(47,251)	47,251
Treasury Obligations	(45,775)	45,775

GSAM has reviewed the tax positions for the Funds for the open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

46

57

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements — Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.

Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC") and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds' credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. AGREEMENTS

The Fund Contractual Fee table on the following page summarizes relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds' business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Fund's average daily net assets.

B. Distribution Agreement — Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Service Plans — The Trust, on behalf of each Fund, has adopted Service Plans to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares.

58

47

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services are calculated daily and payable monthly, equal to an annual percentage rate of each Fund's average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to limit certain "Other Expenses" of the Funds (excluding management fees, transfer agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund's average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a further reduction in the Funds' expenses.

F. Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%
Service Fees	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01

N/A - Reflects fees that are not applicable to respective share classes.

48

59

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

3. AGREEMENTS (continued)

Fund Effective Net Expenses (After waivers and reimbursements)

During the period, GSAM has voluntarily agreed to waive a portion of its management fee attributable to certain Funds. Additionally, Goldman Sachs, as Distributor and Transfer Agent, has voluntarily agreed to waive all or a portion of its respective Class-Specific fees (consisting of Service Plans fees) attributable to the applicable share classes and transfer agency fees attributable to the Funds. The following tables outline; i) such fees, net of waivers, ii) Other Expenses, net of reimbursements and custodian fee credit reductions, in order to determine each Fund's net annualized expenses for the periods stated. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets for the period January 1, 2009 to August 31, 2009[1]						Ratio of net expenses to average net assets for the fiscal year ended December 31, 2008					
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Federal												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.10	0.15	0.23	0.32	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.21	0.24	0.31	0.36	0.44	0.53	0.21	0.24	0.31	0.36	0.46	0.71
Government												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.39	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.19	0.22	0.29	0.34	0.43	0.58	0.19	0.22	0.29	0.34	0.44	0.69
Money Market												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.41	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.21	0.24	0.31	0.36	0.45	0.62	0.19	0.22	0.29	0.34	0.44	0.69

60

49

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

	Ratio of net expenses to average net assets for the period January 1, 2009 to August 31, 2009[1]						Ratio of net expenses to average net assets for the fiscal year ended December 31, 2008					
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Prime Obligations												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.06	0.06	0.06	0.06	0.06	0.06	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.23	0.26	0.33	0.38	0.47	0.63	0.19	0.22	0.29	0.34	0.44	0.69
Tax-Free Money Market												
Management Fee**	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Service Fees	N/A	0.03	0.10	0.15	0.24	0.40	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.21	0.24	0.31	0.36	0.45	0.61	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Instruments												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.07	0.10	0.14	0.15	N/A	0.03	0.10	0.15	0.25	0.48
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.20	0.23	0.27	0.30	0.34	0.35	0.21	0.24	0.31	0.36	0.46	0.69
Treasury Obligations												
Management Fee*	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Service Fees	N/A	0.03	0.09	0.13	0.17	0.21	N/A	0.03	0.10	0.15	0.25	0.46
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.02	0.02	0.02	0.02	0.02	0.02
Net Expenses	0.20	0.23	0.29	0.33	0.37	0.41	0.21	0.24	0.31	0.36	0.46	0.67

* Prior to July 1, 2008, net management fees amounted to 0.175%.

** Prior to July 1, 2008, net management fees amounted to 0.155%.

[1] Annualized.

50

61

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

3. AGREEMENTS (continued)

For the period ended August 31, 2009, expense reductions including waivers, expense reimbursements and fee credits, were as follows (in thousands):

Fund	Management Fee Waivers	Custody Fee Reduction	Service Plans Fee Waivers	Other Expense Reimbursements	Total
Federal	$ 4,951	$ 12	$1,562	$23	$ 6,548
Government	19,654	—	776	24	20,454
Money Market	6,981	1	350	98	7,430
Prime Obligations	10,381	2	1,115	28	11,526
Tax-Free Money Market	3,164	1	132	26	3,323
Treasury Instruments	4,552	369	2,587	19	7,527
Treasury Obligations	3,878	1	3,742	18	7,639

For the fiscal year ended December 31, 2008, expense reductions, including waivers, expense reimbursements and fee credits, were as follows (in thousands):

Fund	Management Fee Waivers	Custody Fee Reductions	Service Plans Fee Waivers	Other Expense Reimbursements	Total
Federal	$ 5,862	$ 25	$ —	$ —	$ 5,887
Government	12,267	1	—	—	12,268
Money Market	11,112	1	—	—	11,113
Prime Obligations	23,670	37	—	—	23,707
Tax-Free Money Market	5,441	1,322	—	367	7,130
Treasury Instruments	6,041	39	115	—	6,195
Treasury Obligations	4,361	1	582	—	4,944

62

51

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

3. AGREEMENTS (continued)

As of August 31, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Total
Federal	$3,741	$208	$3,949
Government	8,541	534	9,075
Money Market	3,327	208	3,535
Prime Obligations	5,015	319	5,334
Tax-Free Money Market	1,363	85	1,448
Treasury Instruments	3,455	192	3,647
Treasury Obligations	3,437	191	3,628

G. Line of Credit Facility — The Funds participate in a $660,000,000 committed, unsecured revolving line of credit facility (the "facility") together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended August 31, 2009 and the fiscal year ended December 31, 2008, the Funds did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

52

63

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds' investments categorized in the fair value hierarchy:

Federal	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$8,531,897,511	$14,643,421,234	$—

Government	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$4,101,690,255	$26,052,556,491	$—
Corporate Obligations (including repurchase agreements)	—	31,235,100,000	—
Total	$4,101,690,255	$57,287,656,491	$—

Money Market	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$453,544,706	$ 7,392,668,791	$—
Corporate Obligations (including repurchase agreements)	—	16,122,455,416	—
Total	$453,544,706	$23,515,124,207	$—

64

53

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$1,191,682,140	$12,503,273,744	$—
Corporate Obligations (including repurchase agreements)	—	23,809,826,198	—
Total	$1,191,682,140	$36,313,099,942	$—

Tax-Free Money Market	Level 1	Level 2[(a)]	Level 3
Assets			
Municipal Debt Obligations	$—	$10,305,179,512	$—

Treasury Instruments	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasury Obligations	$21,117,948,980	$—	$—

Treasury Obligations	Level 1	Level 2[(a)]	Level 3
Assets			
U.S. Treasury Obligations	$10,420,965,752	$ —	$—
Corporate Obligations (including repurchase agreements)	—	11,274,900,000	—
Total	$10,420,965,752	$11,274,900,000	$—

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

54

65

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Funds' holdings may have an adverse impact on the Funds' ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

C. Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. INDEMNIFICATIONS

Under the Trust's organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Funds approved participation in the U.S. Treasury Department's (the "Treasury") Temporary Guarantee Program (the "Program") for the Funds and other Goldman Sachs registered money market funds. Each of these Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations and Tax-Free Money Market Funds. With each extension of the Program, the participating Funds paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.

Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Funds or any other money market fund. Under the Program, if a participating Fund's market-based net asset value per share had dropped below $0.995 on any day while the

66

55

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

7. OTHER MATTERS (continued)

Program was in effect, shareholders of record on that date who also held shares in the participating Fund on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the participating Funds without regard to any expense limitation in effect for those Funds. Such amounts are represented in the U.S. Treasury Temporary Guarantee Program fees on the Statements of Operations.

B. New Accounting Pronouncement — In May 2009, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("FAS 165"). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal periods ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through October 16, 2009, the date that the financial statements were issued.

C. Transaction with Affiliate — On September 22, 2008, The Goldman Sachs Group Inc. made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile market conditions.

D. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

56

67

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	60,949,178,413	95,446,773,943	38,311,759,493
Reinvestment of distributions	48,340,006	390,296,824	422,405,991
Shares redeemed	(72,113,419,286)	(79,726,945,092)	(32,225,508,253)
	(11,115,900,867)	16,110,125,675	6,508,657,231
FST Select Shares			
Shares sold	408,461,186	359,442,777	—
Reinvestment of distributions	113,297	47,302	62
Shares redeemed	(241,987,360)	(269,630,420)	—
	166,587,123	89,859,659	62
FST Preferred Shares			
Shares sold	1,828,812,056	2,735,581,299	526,074,125
Reinvestment of distributions	548,287	6,945,566	7,486,381
Shares redeemed	(1,808,839,758)	(2,566,415,890)	(350,840,621)
	20,520,585	176,110,975	182,719,885
FST Capital Shares			
Shares sold	358,946,681	254,718,165	11,638,757
Reinvestment of distributions	44,454	375,281	273,458
Shares redeemed	(237,658,210)	(226,655,921)	(7,584,151)
	121,332,925	28,437,525	4,328,064
FST Administration Shares			
Shares sold	2,702,076,673	7,897,386,576	3,102,910,716
Reinvestment of distributions	481,271	9,597,516	17,357,437
Shares redeemed	(3,275,384,328)	(7,022,983,161)	(3,288,741,678)
	(572,826,384)	884,000,931	(168,473,525)
FST Service Shares			
Shares sold	5,331,458,209	9,892,830,324	7,260,644,578
Reinvestment of distributions	120,927	11,326,779	17,239,300
Shares redeemed	(5,776,190,572)	(9,518,423,956)	(7,110,507,995)
	(444,611,436)	385,733,147	167,375,883
NET INCREASE (DECREASE) IN SHARES	(11,824,898,054)	17,674,267,912	6,694,607,600

* The Funds changed their fiscal year end from December 31 to August 31.

68

57

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund		
For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
224,021,991,701	182,355,935,294	42,691,754,110	99,436,717,861	151,001,014,449	110,136,476,999
90,898,407	250,189,316	133,173,404	57,011,837	337,197,673	521,420,824
(221,045,603,419)	(143,726,486,878)	(35,998,585,770)	(95,956,541,304)	(154,998,013,750)	(102,569,525,823)
3,067,286,689	38,879,637,732	6,826,341,744	3,537,188,394	(3,659,801,628)	8,088,372,000
3,363,787,237	5,895,762,249	1,011,668,311	71,979,946	349,544,061	1,005,473,685
4,228,623	20,730,074	9,717,853	146,430	2,484,208	6,165,076
(2,371,884,896)	(5,132,821,699)	(665,623,037)	(83,436,664)	(380,774,930)	(956,873,320)
996,130,964	783,670,624	355,763,127	(11,310,288)	(28,746,661)	54,765,441
2,710,161,982	4,405,165,458	2,692,898,154	423,598,980	1,188,890,576	651,489,952
952,474	7,679,689	12,401,743	286,650	3,555,441	5,134,883
(2,860,036,835)	(4,057,557,776)	(2,422,917,216)	(424,060,161)	(1,266,239,330)	(592,627,543)
(148,922,379)	355,287,371	282,382,681	(174,531)	(73,793,313)	63,997,292
7,759,681,275	11,701,527,932	7,967,460,651	373,583,446	263,275,228	199,196,750
1,832,756	6,731,377	15,924,172	158,942	1,010,441	882,308
(7,994,944,062)	(10,807,155,964)	(7,781,952,779)	(347,850,691)	(268,195,734)	(159,063,525)
(233,430,031)	901,103,345	201,432,044	25,891,697	(3,910,065)	41,015,533
7,974,257,545	12,397,209,009	8,354,041,709	3,241,857,122	5,354,580,747	5,240,871,994
697,386	8,924,028	13,380,647	1,452,169	14,568,311	22,209,410
(8,752,931,106)	(10,297,995,836)	(7,631,542,888)	(2,513,002,932)	(5,859,482,127)	(4,704,486,380)
(777,976,175)	2,108,137,201	735,879,468	730,306,359	(490,333,069)	558,595,024
1,965,129,286	3,360,262,990	3,059,798,913	1,940,485,449	2,056,079,035	1,558,158,046
220,867	4,229,240	7,295,096	376,641	8,608,959	16,357,259
(2,136,252,562)	(3,095,216,571)	(3,034,502,602)	(2,028,120,984)	(2,153,176,787)	(1,412,775,297)
(170,902,409)	269,275,659	32,591,407	(87,258,894)	(88,488,793)	161,740,008
2,732,186,659	43,297,111,932	8,434,390,471	4,194,642,737	(4,345,073,529)	8,968,485,298

58

69

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	125,864,446,108	290,149,281,542	230,076,934,069
Reinvestment of distributions	33,448,137	362,970,659	487,002,828
Shares redeemed	(120,367,566,920)	(301,510,689,365)	(212,478,271,348)
	5,530,327,325	(10,998,437,164)	18,085,665,549
FST Select Shares			
Shares sold	324,404,380	2,221,385,557	3,037,658,794
Reinvestment of distributions	229,737	7,447,772	18,187,032
Shares redeemed	(321,222,660)	(2,400,147,966)	(3,079,375,424)
	3,411,457	(171,314,637)	(23,529,598)
FST Preferred Shares			
Shares sold	9,327,080,055	18,398,316,025	13,431,487,063
Reinvestment of distributions	2,069,574	28,342,874	45,184,913
Shares redeemed	(9,488,719,280)	(18,195,577,799)	(14,094,256,022)
	(159,569,651)	231,081,100	(617,584,046)
FST Capital Shares			
Shares sold	3,901,021,645	10,756,157,422	8,030,059,529
Reinvestment of distributions	606,233	6,791,256	17,398,360
Shares redeemed	(4,110,975,961)	(10,772,852,804)	(7,848,462,824)
	(209,348,083)	(9,904,126)	198,995,065
FST Administration Shares			
Shares sold	9,009,126,388	20,007,946,428	30,217,784,703
Reinvestment of distributions	1,269,911	17,263,204	41,049,887
Shares redeemed	(9,085,264,475)	(21,829,342,267)	(29,003,735,484)
	(74,868,176)	(1,804,132,635)	1,255,099,106
FST Service Shares			
Shares sold	4,752,270,335	11,760,035,890	14,332,061,792
Reinvestment of distributions	411,466	18,398,641	33,502,009
Shares redeemed	(5,278,136,573)	(12,476,719,409)	(13,948,394,851)
	(525,454,772)	(698,284,878)	417,168,950
NET INCREASE (DECREASE) IN SHARES	4,564,498,100	(13,450,992,340)	19,315,815,026

* The Funds changed their fiscal year end from December 31 to August 31.

70

59

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	17,508,072,733	47,956,643,891	54,750,598,715
Reinvestment of distributions	18,670,076	147,513,567	193,059,422
Shares redeemed	(17,768,813,213)	(47,515,484,612)	(52,118,365,138)
	(242,070,404)	588,672,846	2,825,292,999
FST Select Shares			
Shares sold	136,269,921	194,930,312	238,061,100
Reinvestment of distributions	137,189	890,047	1,197,575
Shares redeemed	(91,453,314)	(226,502,211)	(269,114,411)
	44,953,796	(30,681,852)	(29,855,736)
FST Preferred Shares			
Shares sold	56,931,087	823,180,411	820,169,945
Reinvestment of distributions	42,219	884,714	1,577,802
Shares redeemed	(93,966,195)	(962,375,042)	(927,845,201)
	(36,992,889)	(138,309,917)	(106,097,454)
FST Capital Shares			
Shares sold	127,256,334	1,247,652,479	784,200,042
Reinvestment of distributions	10,569	320,908	1,272,285
Shares redeemed	(258,588,498)	(1,271,632,304)	(890,967,626)
	(131,321,595)	(23,658,917)	(105,495,299)
FST Administration Shares			
Shares sold	1,070,926,199	2,143,085,486	2,383,334,314
Reinvestment of distributions	80,909	1,933,386	2,799,028
Shares redeemed	(1,125,262,086)	(2,540,229,124)	(1,951,596,165)
	(54,254,978)	(395,210,252)	434,537,177
FST Service Shares			
Shares sold	408,475,017	1,116,845,752	1,156,415,334
Reinvestment of distributions	5,877	1,021,154	1,927,842
Shares redeemed	(617,340,292)	(1,169,788,737)	(998,583,071)
	(208,859,398)	(51,921,831)	159,760,105
NET INCREASE (DECREASE) IN SHARES	(628,545,468)	(51,109,923)	3,178,141,792

* The Funds changed their fiscal year end from December 31 to August 31.

60

71

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

August 31, 2009

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	30,100,521,981	107,607,236,523	36,477,370,131
Reinvestment of distributions	19,342,879	179,971,525	74,035,868
Shares redeemed	(44,308,135,666)	(84,488,433,638)	(29,177,747,663)
	(14,188,270,806)	23,298,774,410	7,373,658,336
FST Select Shares			
Shares sold	695,313,159	497,125,598	91,005,402
Reinvestment of distributions	124,642	766,531	1,477,265
Shares redeemed	(657,254,013)	(392,047,388)	(96,536,637)
	38,183,788	105,844,741	(4,053,970)
FST Preferred Shares			
Shares sold	1,130,635,662	3,387,898,318	268,398,073
Reinvestment of distributions	153,059	3,613,043	268,804
Shares redeemed	(1,166,139,606)	(3,254,368,207)	(210,823,526)
	(35,350,885)	137,143,154	57,843,351
FST Capital Shares			
Shares sold	173,063,976	1,034,685,307	195,371,491
Reinvestment of distributions	29,842	941,011	524,970
Shares redeemed	(280,973,442)	(882,872,709)	(192,904,660)
	(107,879,624)	152,753,609	2,991,801
FST Administration Shares			
Shares sold	1,240,366,557	20,202,207,926	6,048,579,064
Reinvestment of distributions	181,382	15,549,178	8,432,133
Shares redeemed	(2,846,913,876)	(18,687,527,434)	(5,374,370,717)
	(1,606,365,937)	1,530,229,670	682,640,480
FST Service Shares			
Shares sold	405,713,353	4,210,042,437	2,229,194,014
Reinvestment of distributions	25,781	5,426,199	5,853,419
Shares redeemed	(783,058,851)	(4,261,766,783)	(1,795,206,913)
	(377,319,717)	(46,298,147)	439,840,520
NET INCREASE (DECREASE) IN SHARES	(16,277,003,181)	25,178,447,437	8,552,920,518

* The Funds changed their fiscal year end from December 31 to August 31.

72

61

GOLDMAN SACHS FUNDS—FINANCIAL SQUARE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund		
	For the Period January 1, 2009 to August 31, 2009*	For the Fiscal Year Ended December 31, 2008	For the Fiscal Year Ended December 31, 2007
FST Shares			
Shares sold	67,460,822,354	86,026,192,902	40,069,208,287
Reinvestment of distributions	9,811,836	126,955,170	152,620,255
Shares redeemed	(62,540,627,887)	(85,796,774,424)	(30,426,054,050)
	4,930,006,303	356,373,648	9,795,774,492
FST Select Shares			
Shares sold	885,487,711	392,524,307	277,400,000
Reinvestment of distributions	155,656	80,822	32,876
Shares redeemed	(248,701,784)	(359,709,857)	(277,411,269)
	636,941,583	32,895,272	21,607
FST Preferred Shares			
Shares sold	1,065,224,770	602,927,104	1,124,767,546
Reinvestment of distributions	174,644	1,783,834	1,391,566
Shares redeemed	(1,007,316,611)	(1,004,702,743)	(1,255,508,168)
	58,082,803	(399,991,805)	(129,349,056)
FST Capital Shares			
Shares sold	622,165,585	623,050,585	479,544,205
Reinvestment of distributions	56,702	2,085,373	4,345,697
Shares redeemed	(652,325,096)	(583,383,040)	(256,151,622)
	(30,102,809)	41,752,918	227,738,280
FST Administration Shares			
Shares sold	22,157,569,902	15,636,676,978	13,815,964,993
Reinvestment of distributions	76,169	4,153,721	11,568,247
Shares redeemed	(21,956,717,502)	(16,432,817,709)	(13,393,638,880)
	200,928,569	(791,987,010)	433,894,360
FST Service Shares			
Shares sold	3,337,910,933	6,847,973,129	8,330,040,340
Reinvestment of distributions	64,096	12,853,684	55,800,094
Shares redeemed	(3,636,942,121)	(7,340,252,314)	(8,370,348,794)
	(298,967,092)	(479,425,501)	15,491,640
NET INCREASE (DECREASE) IN SHARES	5,496,889,357	(1,240,382,478)	10,343,571,323

* The Funds changed their fiscal year end from December 31 to August 31.

62

73

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0029[b]	$($0.0029)[b]
2009-FST Select Shares	1.00	0.0027[b]	(0.0027)[b]
2009-FST Preferred Shares	1.00	0.0022[b]	(0.0022)[b]
2009-FST Capital Shares	1.00	0.0019[b]	(0.0019)[b]
2009-FST Administration Shares	1.00	0.0013[b]	(0.0013)[b]
2009-FST Service Shares	1.00	0.0005[b]	(0.0005)[b]
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.025[b]	(0.025)[b]
2008-FST Select Shares	1.00	0.025[b]	(0.025)[b]
2008-FST Preferred Shares	1.00	0.024[b]	(0.024)[b]
2008-FST Capital Shares	1.00	0.023[b]	(0.023)[b]
2008-FST Administration Shares	1.00	0.022[b]	(0.022)[b]
2008-FST Service Shares	1.00	0.020[b]	(0.020)[b]
2007-FST Shares	1.00	0.050	(0.050)
2007-FST Select Shares	1.00	0.050	(0.050)
2007-FST Preferred Shares	1.00	0.049	(0.049)
2007-FST Capital Shares	1.00	0.049	(0.049)
2007-FST Administration Shares	1.00	0.047	(0.047)
2007-FST Service Shares	1.00	0.045	(0.045)
2006-FST Shares	1.00	0.049	(0.049)
2006-FST Select Shares	1.00	0.048	(0.048)
2006-FST Preferred Shares	1.00	0.047	(0.047)
2006-FST Capital Shares	1.00	0.047	(0.047)
2006-FST Administration Shares	1.00	0.046	(0.046)
2006-FST Service Shares	1.00	0.043	(0.043)
2005-FST Shares	1.00	0.031	(0.031)
2005-FST Select Shares	1.00	0.030	(0.030)
2005-FST Preferred Shares	1.00	0.030	(0.030)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.028	(0.028)
2005-FST Service Shares	1.00	0.026	(0.026)
2004-FST Shares	1.00	0.012	(0.012)
2004-FST Select Shares	1.00	0.012	(0.012)
2004-FST Preferred Shares	1.00	0.011	(0.011)
2004-FST Capital Shares	1.00	0.011	(0.011)
2004-FST Administration Shares	1.00	0.010	(0.010)
2004-FST Service Shares	1.00	0.007	(0.007)

* The Fund changed its fiscal year end from December 31 to August 31.

[a] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

[b] Net investment income and distributions from net investment income contain $0.0005, $(0.0005), $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

[c] Annualized.

FINANCIAL SQUARE GOVERNMENT FUND

					Ratios assuming no expense reductions	
Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets
$1.00	0.29%	$51,896,720	0.19%[c]	0.35%[c]	0.24%[c]	0.30%[c]
1.00	0.27	2,218,312	0.22[c]	0.30[c]	0.27[c]	0.25[c]
1.00	0.22	873,242	0.29[c]	0.26[c]	0.34[c]	0.21[c]
1.00	0.19	1,022,472	0.34[c]	0.23[c]	0.39[c]	0.18[c]
1.00	0.13	3,217,353	0.43[c]	0.13[c]	0.49[c]	0.07[c]
1.00	0.05	505,564	0.58[c]	(0.01)[c]	0.74[c]	(0.17)[c]
1.00	2.51	48,835,964	0.19	2.17	0.24	2.12
1.00	2.48	1,222,242	0.22	2.24	0.27	2.19
1.00	2.41	1,022,324	0.29	2.28	0.34	2.23
1.00	2.36	1,256,106	0.34	2.15	0.39	2.10
1.00	2.25	3,995,979	0.44	2.06	0.49	2.01
1.00	2.00	676,581	0.69	1.85	0.74	1.80
1.00	5.13	9,944,020	0.18	4.88	0.24	4.82
1.00	5.10	438,264	0.21	4.79	0.27	4.73
1.00	5.03	666,779	0.28	4.87	0.34	4.81
1.00	4.97	354,687	0.33	4.69	0.39	4.63
1.00	4.87	1,886,834	0.43	4.72	0.49	4.66
1.00	4.61	407,134	0.68	4.52	0.74	4.46
1.00	4.95	3,117,679	0.18	4.89	0.24	4.83
1.00	4.92	82,500	0.21	4.83	0.27	4.77
1.00	4.85	384,397	0.28	4.74	0.34	4.68
1.00	4.80	153,254	0.33	4.71	0.39	4.65
1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
1.00	4.43	374,543	0.68	4.38	0.74	4.32
1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
1.00	3.07	75,772	0.21	2.87	0.26	2.82
1.00	3.00	406,025	0.28	2.91	0.33	2.86
1.00	2.95	113,461	0.33	2.99	0.38	2.94
1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
1.00	2.59	293,121	0.68	2.58	0.73	2.53
1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
1.00	1.20	142,390	0.21	1.21	0.25	1.17
1.00	1.13	630,711	0.28	1.15	0.32	1.11
1.00	1.08	95,441	0.33	1.10	0.37	1.06
1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
1.00	0.73	290,341	0.68	0.72	0.72	0.68

64

77

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year—Share Class	Net asset value, beginning of period	Net investment income	Distributions from net investment income
FOR THE PERIOD JANUARY 1 TO AUGUST 31*,			
2009-FST Shares	$1.00	$0.0032	$(0.0032)
2009-FST Select Shares	1.00	0.0030	(0.0030)
2009-FST Preferred Shares	1.00	0.0025	(0.0025)
2009-FST Capital Shares	1.00	0.0022	(0.0022)
2009-FST Administration Shares	1.00	0.0016	(0.0016)
2009-FST Service Shares	1.00	0.0006	(0.0006)
FOR THE FISCAL YEARS ENDED DECEMBER 31,			
2008-FST Shares	1.00	0.026[c]	(0.026)
2008-FST Select Shares	1.00	0.026[c]	(0.026)
2008-FST Preferred Shares	1.00	0.025[c]	(0.025)
2008-FST Capital Shares	1.00	0.025[c]	(0.025)
2008-FST Administration Shares	1.00	0.024[c]	(0.024)
2008-FST Service Shares	1.00	0.021[c]	(0.021)
2007-FST Shares	1.00	0.052	(0.052)
2007-FST Select Shares	1.00	0.051	(0.051)
2007-FST Preferred Shares	1.00	0.051	(0.051)
2007-FST Capital Shares	1.00	0.050	(0.050)
2007-FST Administration Shares	1.00	0.049	(0.049)
2007-FST Service Shares	1.00	0.047	(0.047)
2006-FST Shares	1.00	0.049	(0.049)
2006-FST Select Shares	1.00	0.049	(0.049)
2006-FST Preferred Shares	1.00	0.048	(0.048)
2006-FST Capital Shares	1.00	0.047	(0.047)
2006-FST Administration Shares	1.00	0.046	(0.046)
2006-FST Service Shares	1.00	0.044	(0.044)
2005-FST Shares	1.00	0.031	(0.031)
2005-FST Select Shares	1.00	0.031	(0.031)
2005-FST Preferred Shares	1.00	0.030	(0.030)
2005-FST Capital Shares	1.00	0.029	(0.029)
2005-FST Administration Shares	1.00	0.028	(0.028)
2005-FST Service Shares	1.00	0.026	(0.026)
2004-FST Shares	1.00	0.012	(0.012)
2004-FST Select Shares	1.00	0.012	(0.012)
2004-FST Preferred Shares	1.00	0.011	(0.011)
2004-FST Capital Shares	1.00	0.011	(0.011)
2004-FST Administration Shares	1.00	0.010	(0.010)
2004-FST Service Shares	1.00	0.007	(0.007)

* The Fund changed its fiscal year end from December 31 to August 31.

(a) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(b) Annualized.

(c) Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

80

65

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Net asset value, end of period	Total return[a]	Net assets, end of period (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income (loss) to average net assets
$1.00	0.32%	$30,756,777	0.23%[b]	0.47%[b]	0.28%[b]	0.42%[b]
1.00	0.30	99,249	0.26[b]	0.48[b]	0.31[b]	0.43[b]
1.00	0.25	1,226,201	0.33[b]	0.40[b]	0.38[b]	0.35[b]
1.00	0.22	568,066	0.38[b]	0.37[b]	0.43[b]	0.32[b]
1.00	0.16	3,986,524	0.47[b]	0.24[b]	0.53[b]	0.18[b]
1.00	0.06	873,287	0.63[b]	0.12[b]	0.78[b]	(0.03)[b]
1.00	2.64[d]	25,218,329	0.19	2.72	0.24	2.67
1.00	2.61[d]	95,807	0.22	2.77	0.27	2.72
1.00	2.54[d]	1,385,336	0.29	2.55	0.34	2.50
1.00	2.49[d]	777,173	0.34	2.48	0.39	2.43
1.00	2.39[d]	4,060,108	0.44	2.45	0.49	2.40
1.00	2.13[d]	1,398,311	0.69	2.19	0.74	2.14
1.00	5.28	36,224,153	0.18	5.13	0.23	5.08
1.00	5.24	267,150	0.21	5.13	0.26	5.08
1.00	5.17	1,154,660	0.28	5.05	0.33	5.00
1.00	5.12	787,305	0.33	5.00	0.38	4.95
1.00	5.01	5,865,430	0.43	4.90	0.48	4.85
1.00	4.75	2,097,006	0.68	4.65	0.73	4.60
1.00	4.99	18,138,487	0.18	4.88	0.23	4.83
1.00	4.96	290,680	0.21	4.94	0.26	4.89
1.00	4.89	1,772,244	0.28	4.79	0.33	4.74
1.00	4.83	588,310	0.33	4.78	0.38	4.73
1.00	4.73	4,610,331	0.43	4.64	0.48	4.59
1.00	4.47	1,679,837	0.68	4.41	0.73	4.36
1.00	3.14	18,844,076	0.18	3.10	0.22	3.06
1.00	3.11	98,894	0.21	3.08	0.25	3.04
1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
1.00	2.98	478,857	0.33	3.03	0.37	2.99
1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
1.00	2.62	1,375,066	0.68	2.64	0.72	2.60
1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
1.00	1.22	80,638	0.21	1.18	0.25	1.14
1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
1.00	1.10	241,806	0.33	1.07	0.37	1.03
1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

66

81

TRUSTEES
Ashok N. Bakhru, *Chairman*
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, *President*
John M. Perlowski, *Senior Vice President and Treasurer*
Peter V. Bonanno, *Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

Our Web site at **www.goldmansachsfunds.com** to obtain month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission ("SEC") Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov within 60 days after the Funds' first and third fiscal quarters. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund's entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund's objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

A prospectus for the Fund containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund's objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

Financial Square Funds[SM] is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 27443.MF.TMPL FSQAR / 239.9K / 10-09

FINANCIAL SQUARE GOVERNMENT FUND (FSG)
HOLDINGS AS OF 7/31/10

Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund's entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Prospectuses for the Goldman Sachs Funds containing more complete information may be obtained from your authorized dealer, or from Goldman, Sachs & Co. by calling 1–800–526–7384, or by downloading from this Web site (www.goldmansachsfunds.com). Please consider a Fund's objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright (c) 2010 Goldman Sachs & Co. All Rights Reserved.
2010-1784TMPL Date of first use: 8/16/10

Description	Maturity Date	Par Value	% of Portfolio
REGIONS BANK	12/10/2010	85,700,000	0.26
MORGAN STANLEY	09/22/2011	394,300,000	1.18
CITIGROUP FUNDING INC.	06/03/2011	77,765,000	0.23
JPMORGAN CHASE & CO.	04/01/2011	6,340,000	0.02
CITIBANK, N.A.	07/12/2011	5,855,000	0.02
CITIBANK, N.A.	03/30/2011	4,650,000	0.01
JPMORGAN CHASE & CO.	04/01/2011	98,700,000	0.30
WELLS FARGO & COMPANY	12/09/2011	163,280,000	0.49
MORGAN STANLEY	03/04/2011	16,650,000	0.05
MORGAN STANLEY	09/22/2011	28,600,000	0.09
WELLS FARGO & COMPANY	12/09/2011	24,200,000	0.07
CITIGROUP FUNDING INC.	05/05/2011	6,295,000	0.02
CITIBANK, N.A.	03/30/2011	2,300,000	0.01
BANK OF AMERICA CORPORATI	12/02/2011	5,000,000	0.01
MORGAN STANLEY	12/01/2011	4,900,000	0.01
CITIBANK, N.A.	07/12/2011	13,525,000	0.04
CITIGROUP FUNDING INC.	06/03/2011	3,100,000	0.01
JPMORGAN CHASE & CO.	04/01/2011	5,735,000	0.02
GENERAL ELECTRIC CAPITAL	03/11/2011	12,500,000	0.04
GENERAL ELECTRIC CAPITAL	12/09/2011	9,250,000	0.03
CITIGROUP FUNDING INC.	05/05/2011	40,000,000	0.12
GOVERNMENT GUARANTEE VARIABLE RATE		**1,008,645,000**	**3.02**
BNP PARIBAS SECURITIES CO	10/19/2010	1,002,500,000	3.00
DEUTSCHE BANK SECURITIES	08/02/2010	150,000,000	0.45
BARCLAYS CAPITAL INC.	08/02/2010	250,000,000	0.75
UBS SECURITIES LLC	08/02/2010	23,100,000	0.07
BANC OF AMERICA SECURITIE	08/02/2010	215,000,000	0.64
(GS) GOLDMAN, SACHS & CO.	08/02/2010	50,000,000	0.15

68

BARCLAYS CAPITAL INC.	08/02/2010	75,000,000	0.22
(GS) GOLDMAN, SACHS & CO.	08/02/2010	800,000,000	2.39
(GS) GSFG JOINT ACCOUNT I	08/02/2010	154,100,000	0.46
(GS) GSFG JOINT ACCOUNT II	08/02/2010	19,865,000,000	59.40
REPURCHASE AGREEMENT (GOVERNMENT)		**22,584,700,000**	**67.53**
FEDERAL NATIONAL MORTGAGE	08/16/2010	699,000,000	2.09
FEDERAL NATIONAL MORTGAGE	09/01/2010	493,000,000	1.47
FEDERAL NATIONAL MORTGAGE	05/02/2011	1,000,000,000	2.99
FEDERAL NATIONAL MORTGAGE	06/01/2011	828,000,000	2.48
FEDERAL NATIONAL MORTGAGE	07/05/2011	200,000,000	0.60
FEDERAL NATIONAL MORTGAGE	07/05/2011	221,000,000	0.66
FEDERAL NATIONAL MORTGAGE	07/05/2011	84,000,000	0.25
FEDERAL NATIONAL MORTGAGE	07/07/2011	200,000,000	0.60
FEDERAL NATIONAL MORTGAGE	07/07/2011	200,000,000	0.60
US GOVERNMENT AGENCY DISCOUNT NOTES		**3,925,000,000**	**11.74**
FEDERAL HOME LOAN BANK SY	10/18/2010	50,000,000	0.15
FEDERAL HOME LOAN BANK SY	06/03/2011	278,000,000	0.83
FEDERAL HOME LOAN BANK SY	05/24/2011	125,000,000	0.37
FEDERAL HOME LOAN BANK SY	05/24/2011	99,700,000	0.30
FEDERAL HOME LOAN BANK SY	09/10/2010	50,000,000	0.15
FEDERAL NATIONAL MORTGAGE	09/13/2010	450,000,000	1.35
FEDERAL HOME LOAN BANK SY	07/19/2011	303,000,000	0.91
US GOVERNMENT AGENCY NOTES/BONDS		**1,355,700,000**	**4.05**
FEDERAL HOME LOAN MORTGAG	09/03/2010	657,300,000	1.97
FEDERAL HOME LOAN MORTGAG	08/05/2011	114,243,000	0.34
FEDERAL HOME LOAN MORTGAG	08/05/2011	80,000,000	0.24
FEDERAL HOME LOAN MORTGAG	04/01/2011	30,600,000	0.09
FEDERAL HOME LOAN MORTGAG	04/07/2011	18,500,000	0.06
FEDERAL HOME LOAN MORTGAG	03/09/2011	7,300,000	0.02
FEDERAL HOME LOAN MORTGAG	05/04/2011	27,400,000	0.08
FEDERAL NATIONAL MORTGAGE	05/13/2011	4,050,000	0.01
FEDERAL HOME LOAN MORTGAG	08/05/2011	198,000,000	0.59
FEDERAL HOME LOAN BANK SY	05/13/2011	337,000,000	1.01
FEDERAL FARM CREDIT BANK	11/02/2011	135,650,000	0.41
FEDERAL FARM CREDIT BANK	11/17/2011	155,000,000	0.46
FEDERAL HOME LOAN MORTGAG	03/09/2011	23,036,000	0.07
FEDERAL HOME LOAN MORTGAG	08/05/2011	24,596,000	0.07
FEDERAL HOME LOAN MORTGAG	04/01/2011	7,943,000	0.02
FEDERAL HOME LOAN MORTGAG	05/04/2011	3,800,000	0.01
FEDERAL HOME LOAN MORTGAG	08/05/2011	37,300,000	0.11
FEDERAL HOME LOAN MORTGAG	05/04/2011	9,400,000	0.03
FEDERAL FARM CREDIT BANK	12/14/2011	247,000,000	0.74
FEDERAL FARM CREDIT BANK	01/12/2012	247,000,000	0.74
FEDERAL FARM CREDIT BANK	07/15/2011	148,000,000	0.44
FEDERAL FARM CREDIT BANK	12/09/2011	150,000,000	0.45
FEDERAL FARM CREDIT BANK	12/08/2011	141,000,000	0.42
FEDERAL HOME LOAN MORTGAG	01/11/2012	700,000,000	2.09
FEDERAL HOME LOAN MORTGAG	01/20/2012	490,000,000	1.47
FEDERAL HOME LOAN MORTGAG	08/05/2011	98,000,000	0.29
FEDERAL HOME LOAN MORTGAG	04/01/2011	170,000,000	0.51
FEDERAL FARM CREDIT BANK	01/13/2012	166,100,000	0.50

69

FEDERAL FARM CREDIT BANK	09/15/2011	142,000,000	0.42
US GOVERNMENT AGENCY VARIABLE RATE NOTES		**4,570,218,000**	**13.67**
GRAND TOTAL:		**33,444,263,000**	**100.00**

[(1)(2)] See below for additional information on each counterparty within Joint Account I & II
Refer to the Statement of Additional Information (SAI) for more detail on Joint Account and Joint Account I & II.

[(1)] JOINT ACCOUNT

Description	Allocation of Par Value
BANC OF AMERICA SECURITIE	19,577,847
BARCLAYS CAPITAL INC.	13,322,242
BARCLAYS CAPITAL INC.	6,563,641
BNP PARIBAS SECURITIES CO	38,991,928
CREDIT SUISSE SECURITIES	1,689,650
DEUTSCHE BANK SECURITIES	12,997,309
J.P. MORGAN SECURITIES, I	25,994,619
RBS SECURITIES INC.	25,994,619
UBS SECURITIES LLC	8,968,144
TOTAL	**154,100,000**

[(2)] JOINT ACCOUNT II

Description	Allocation of Par Value
BANC OF AMERICA SECURITIE	952,431,507
BARCLAYS CAPITAL INC.	1,209,436,834
BARCLAYS CAPITAL INC.	190,486,301
BARCLAYS CAPITAL INC.	302,359,209
BNP PARIBAS SECURITIES CO	2,721,232,877
BNP PARIBAS SECURITIES CO	2,116,514,460
CITIBANK, N.A.	151,179,604
CITIGROUP GLOBAL MARKETS	755,898,021
CREDIT SUISSE SECURITIES	535,175,799
CREDIT SUISSE SECURITIES	604,718,417
DEUTSCHE BANK SECURITIES	5,043,351,598
J.P. MORGAN SECURITIES, I	278,170,472
MERRILL LYNCH GOVERNMENT	514,010,654
MORGAN STANLEY & CO. INCO	1,170,130,137
RBS SECURITIES INC.	907,077,626
UBS SECURITIES LLC	145,132,420
WELLS FARGO SECURITIES, L	2,267,694,064
TOTAL	**19,865,000,000**

70

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
HOLDINGS AS OF 7/31/2010

Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund's entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Prospectuses for the Goldman Sachs Funds containing more complete information may be obtained from your authorized dealer, or from Goldman, Sachs & Co. by calling 1–800–526–7384, or by downloading from this Web site (www.goldmansachsfunds.com). Please consider a Fund's objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright (c) 2010 Goldman Sachs & Co. All Rights Reserved.
2010-1784TMPL Date of first use: 8/16/10

Description	Maturity Date	Par Value	% of Portfolio
ATLANTIS ONE FUNDING CORP	08/04/2010	395,000,000	1.40
STRAIGHT-A FUNDING, LLC	08/03/2010	160,000,000	0.57
MATCHPOINT MASTER TRUST	08/11/2010	50,000,000	0.18
REGENCY MARKETS NO. 1, LL	08/16/2010	50,099,000	0.18
LMA-AMERICAS LLC	08/27/2010	56,500,000	0.20
GOVCO, LLC	08/25/2010	245,000,000	0.87
CRC FUNDING, LLC	08/12/2010	86,000,000	0.30
CHARTA, LLC	09/10/2010	100,000,000	0.35
CHARTA, LLC	09/09/2010	50,000,000	0.18
ROYAL PARK INVESTMENTS FU	08/13/2010	136,000,000	0.48
ROYAL PARK INVESTMENTS FU	09/21/2010	80,000,000	0.28
THAMES ASSET GLOBAL SECUR	09/13/2010	55,205,000	0.20
ARGENTO VARIABLE FUNDING	09/09/2010	70,000,000	0.25
MATCHPOINT MASTER TRUST	09/13/2010	35,000,000	0.12
STRAIGHT-A FUNDING, LLC	09/07/2010	265,234,000	0.94
GRAMPIAN FUNDING LLC	09/15/2010	249,000,000	0.88
RANGER FUNDING COMPANY LL	08/19/2010	150,000,000	0.53
TASMAN FUNDING INC	09/23/2010	50,000,000	0.18
ARGENTO VARIABLE FUNDING	09/24/2010	125,000,000	0.44
CRC FUNDING, LLC	09/23/2010	100,000,000	0.35
CIESCO, LLC	09/23/2010	100,000,000	0.35
CHARTA, LLC	09/23/2010	150,000,000	0.53
ROYAL PARK INVESTMENTS FU	08/10/2010	115,000,000	0.41
CAFCO, LLC	09/24/2010	99,000,000	0.35
CHARTA, LLC	09/24/2010	75,000,000	0.26
MATCHPOINT MASTER TRUST	09/27/2010	27,000,000	0.10
CLIPPER RECEIVABLES COMPA	10/04/2010	415,000,000	1.47
TICONDEROGA FUNDING, LLC	10/01/2010	105,152,000	0.37
AMSTERDAM FUNDING CORPORA	10/04/2010	100,000,000	0.35
ARGENTO VARIABLE FUNDING	09/23/2010	70,000,000	0.25
TASMAN FUNDING INC	09/14/2010	47,500,000	0.17
TICONDEROGA FUNDING, LLC	10/01/2010	40,057,000	0.14
TICONDEROGA FUNDING, LLC	10/01/2010	100,282,000	0.35

71

DAKOTA CP NOTES OF CITIBA	10/01/2010	160,000,000	0.57
HANNOVER FUNDING COMPANY	10/06/2010	100,000,000	0.35
WINDMILL FUNDING CORPORAT	10/04/2010	20,000,000	0.07
MATCHPOINT MASTER TRUST	08/06/2010	65,181,000	0.23
CIESCO, LLC	10/07/2010	98,000,000	0.35
CHARTA, LLC	10/06/2010	100,000,000	0.35
CRC FUNDING, LLC	10/05/2010	50,000,000	0.18
HANNOVER FUNDING COMPANY	10/01/2010	98,000,000	0.35
CHARTA, LLC	10/07/2010	100,000,000	0.35
CRC FUNDING, LLC	10/07/2010	79,000,000	0.28
WINDMILL FUNDING CORPORAT	11/09/2010	161,000,000	0.57
ATLANTIC ASSET SECURITIZA	10/06/2010	100,000,000	0.35
LMA-AMERICAS LLC	08/23/2010	50,000,000	0.18
LMA-AMERICAS LLC	08/30/2010	68,000,000	0.24
THAMES ASSET GLOBAL SECUR	10/13/2010	95,714,000	0.34
AMSTEL FUNDING CORPORATIO	08/11/2010	150,000,000	0.53
REGENCY MARKETS NO. 1, LL	08/11/2010	92,946,000	0.33
GRAMPIAN FUNDING LLC	10/12/2010	45,000,000	0.16
CIESCO, LLC	10/13/2010	100,000,000	0.35
NIEUW AMSTERDAM RECEIVABL	08/24/2010	75,000,000	0.26
ARGENTO VARIABLE FUNDING	10/12/2010	40,000,000	0.14
JUPITER SECURITIZATION CO	08/16/2010	50,000,000	0.18
JUPITER SECURITIZATION CO	11/04/2010	25,000,000	0.09
AMSTEL FUNDING CORPORATIO	08/12/2010	20,000,000	0.07
AMSTEL FUNDING CORPORATIO	08/13/2010	40,000,000	0.14
AMSTEL FUNDING CORPORATIO	08/17/2010	50,000,000	0.18
THAMES ASSET GLOBAL SECUR	10/15/2010	116,179,000	0.41
DAKOTA CP NOTES OF CITIBA	10/12/2010	67,430,000	0.24
HANNOVER FUNDING COMPANY	10/15/2010	75,000,000	0.26
AMSTERDAM FUNDING CORPORA	11/15/2010	60,000,000	0.21
BARTON CAPITAL LLC	08/12/2010	70,000,000	0.25
REGENCY MARKETS NO. 1, LL	08/12/2010	70,660,000	0.25
MATCHPOINT MASTER TRUST	08/12/2010	65,000,000	0.23
JUPITER SECURITIZATION CO	11/10/2010	40,000,000	0.14
LMA-AMERICAS LLC	08/09/2010	75,000,000	0.26
LMA-AMERICAS LLC	10/18/2010	65,000,000	0.23
DAKOTA CP NOTES OF CITIBA	08/13/2010	30,750,000	0.11
TASMAN FUNDING INC	10/13/2010	60,181,000	0.21
ASPEN FUNDING CORP.	08/13/2010	35,000,000	0.12
CHARTA, LLC	10/15/2010	100,000,000	0.35
ATLANTIS ONE FUNDING CORP	01/14/2011	160,000,000	0.57
TICONDEROGA FUNDING, LLC	10/15/2010	70,000,000	0.25
CAFCO, LLC	10/19/2010	100,000,000	0.35
VARIABLE FUNDING CAPITAL	08/16/2010	55,000,000	0.19
CHARIOT FUNDING LLC	08/16/2010	110,000,000	0.39
JUPITER SECURITIZATION CO	11/16/2010	40,000,000	0.14
JUPITER SECURITIZATION CO	11/15/2010	40,000,000	0.14
JUPITER SECURITIZATION CO	11/17/2010	40,000,000	0.14
CHARIOT FUNDING LLC	11/16/2010	40,000,000	0.14
AMSTERDAM FUNDING CORPORA	11/15/2010	36,295,000	0.13
CIESCO, LLC	10/18/2010	50,000,000	0.18
LMA-AMERICAS LLC	09/15/2010	50,000,000	0.18
ATLANTIC ASSET SECURITIZA	08/25/2010	100,000,000	0.35
FALCON ASSET SECURITIZATI	11/17/2010	60,000,000	0.21
CLIPPER RECEIVABLES COMPA	01/20/2011	210,000,000	0.74
RANGER FUNDING COMPANY LL	09/02/2010	183,046,000	0.65
LMA-AMERICAS LLC	09/21/2010	40,000,000	0.14
CRC FUNDING, LLC	10/20/2010	63,000,000	0.22
AMSTERDAM FUNDING CORPORA	11/22/2010	55,000,000	0.19
CAFCO, LLC	10/20/2010	100,000,000	0.35
ENTERPRISE FUNDING COMPAN	08/10/2010	50,000,000	0.18

72

TASMAN FUNDING INC	10/14/2010	30,000,000	0.11
ENTERPRISE FUNDING COMPAN	08/20/2010	52,000,000	0.18
WINDMILL FUNDING CORPORAT	11/22/2010	50,000,000	0.18
AMSTEL FUNDING CORPORATIO	08/23/2010	30,000,000	0.11
AMSTEL FUNDING CORPORATIO	08/24/2010	80,000,000	0.28
TASMAN FUNDING INC	10/22/2010	20,000,000	0.07
TASMAN FUNDING INC	10/14/2010	77,000,000	0.27
TICONDEROGA FUNDING, LLC	10/25/2010	25,063,000	0.09
LMA-AMERICAS LLC	10/22/2010	131,600,000	0.46
NEWPORT FUNDING CORP.	09/07/2010	75,000,000	0.26
ASPEN FUNDING CORP.	08/23/2010	125,000,000	0.44
TASMAN FUNDING INC	10/22/2010	55,077,000	0.19
MATCHPOINT MASTER TRUST	01/25/2011	72,706,000	0.26
GRAMPIAN FUNDING LLC	10/25/2010	150,000,000	0.53
LMA-AMERICAS LLC	10/22/2010	60,000,000	0.21
AMSTEL FUNDING CORPORATIO	08/27/2010	35,000,000	0.12
HANNOVER FUNDING COMPANY	10/29/2010	35,000,000	0.12
WINDMILL FUNDING CORPORAT	12/01/2010	35,000,000	0.12
AMSTERDAM FUNDING CORPORA	12/01/2010	35,000,000	0.12
ASPEN FUNDING CORP.	08/26/2010	75,000,000	0.26
TICONDEROGA FUNDING, LLC	11/05/2010	90,000,000	0.32
NEWPORT FUNDING CORP.	08/26/2010	35,000,000	0.12
RANGER FUNDING COMPANY LL	08/06/2010	100,000,000	0.35
MATCHPOINT MASTER TRUST	08/27/2010	100,000,000	0.35
ROYAL PARK INVESTMENTS FU	08/26/2010	60,000,000	0.21
LMA-AMERICAS LLC	10/29/2010	65,000,000	0.23
TASMAN FUNDING INC	10/27/2010	40,000,000	0.14
AMSTERDAM FUNDING CORPORA	01/21/2011	20,000,000	0.07
AMSTERDAM FUNDING CORPORA	01/27/2011	20,000,000	0.07
WINDMILL FUNDING CORPORAT	01/27/2011	40,000,000	0.14
LMA-AMERICAS LLC	10/22/2010	99,000,000	0.35
DAKOTA CP NOTES OF CITIBA	11/01/2010	196,000,000	0.69
RANGER FUNDING COMPANY LL	09/23/2010	205,665,000	0.73
RANGER FUNDING COMPANY LL	09/23/2010	100,057,000	0.35
ASSET BACKED COMMERCIAL PAPER		**10,986,579,000**	**38.82**
STATE STREET BANK AND TRU	03/01/2011	385,000,000	1.36
CERTIFICATES OF DEPOSIT		**385,000,000**	**1.36**
WELLS FARGO & COMPANY	12/09/2011	97,500,000	0.34
GOVERNMENT GUARANTEE VARIABLE RATE		**97,500,000**	**0.34**
BANC OF AMERICA SECURITIE	08/09/2010	130,000,000	0.46
MASTER NOTE		**130,000,000**	**0.46**
BNP PARIBAS SECURITIES CO	10/19/2010	575,000,000	2.03
DEUTSCHE BANK SECURITIES	08/02/2010	250,000,000	0.88
UBS SECURITIES LLC	08/02/2010	31,400,000	0.11
BANC OF AMERICA SECURITIE	08/02/2010	150,000,000	0.53
(GS) GOLDMAN, SACHS & CO.	08/02/2010	100,000,000	0.35
BARCLAYS CAPITAL INC.	08/02/2010	125,000,000	0.44
(GS) GOLDMAN, SACHS & CO.	08/02/2010	200,000,000	0.71
(GS) GSFG JOINT ACCOUNT I [(1)]	08/02/2010	86,800,000	0.31
(GS) GSFG JOINT ACCOUNT II [(2)]	08/02/2010	8,108,800,000	28.65
REPURCHASE AGREEMENT (GOVERNMENT)		**9,627,000,000**	**34.01**
WELLS FARGO & COMPANY	08/02/2010	500,000,000	1.77
REPURCHASE AGREEMENT (OTHER)		**500,000,000**	**1.77**
THE CITY OF NEW YORK	08/01/2020	62,705,000	0.22

73

MECKLENBURG COUNTY,NC	02/01/2024	46,470,000	0.16
JEA	10/01/2041	35,090,000	0.12
BAY AREA TOLL AUTHORITY	04/01/2047	98,900,000	0.35
CALIFORNIA DEPARTMENT OF	05/01/2022	23,245,000	0.08
CALIFORNIA DEPARTMENT OF	05/01/2022	40,150,000	0.14
STATE OF NORTH CAROLINA	06/01/2019	70,550,000	0.25
MAYO CLINIC	11/15/2038	95,000,000	0.34
FAIRVIEW HEALTH SERVICES	11/15/2047	50,000,000	0.18
RALEIGH NORTH CAROLINA (C	02/01/2034	75,000,000	0.26
PARKVIEW HEALTH SYSTEM, I	11/01/2039	53,275,000	0.19
RALEIGH NORTH CAROLINA (C	02/01/2034	40,000,000	0.14
STATE OF NORTH CAROLINA	05/01/2021	23,195,000	0.08
DISTRICT OF COLUMBIA	06/01/2034	83,905,000	0.30
KAISER FOUNDATION HOSPITA	06/01/2041	89,915,000	0.32
KAISER FOUNDATION HOSPITA	04/01/2038	50,215,000	0.18
LOS ANGELES CALIFORNIA WA	07/01/2035	56,500,000	0.20
NEW YORK CITY TRANSITIONA	02/01/2035	70,000,000	0.25
NEW YORK CITY TRANSITIONA	02/01/2035	20,000,000	0.07
BOARD OF REGENTS OF THE U	12/01/2031	30,000,000	0.11
DUKE UNIVERSITY HEALTH SY	06/01/2028	85,200,000	0.30
CALIFORNIA DEPARTMENT OF	05/01/2018	146,300,000	0.52
TAX EXEMPT VARIABLE RATE		**1,345,615,000**	**4.75**
THE CITY OF NEW YORK	08/01/2019	54,045,000	0.19
NEW YORK CITY TRANSITIONA	05/01/2030	19,840,000	0.07
THE CITY OF NEW YORK	08/01/2019	22,900,000	0.08
THE CITY OF NEW YORK	08/01/2019	1,650,000	0.01
NEW YORK CITY TRANSITIONA	05/01/2030	30,000,000	0.11
TAXABLE MUNICIPAL SECURITIES		**128,435,000**	**0.45**
CITIBANK NA-NASSAU BRANCH	08/02/2010	57,800,000	0.20
TIME DEPOSITS		**57,800,000**	**0.20**
UNITED STATES DEPARTMENT	12/31/2010	230,000,000	0.81
UNITED STATES DEPARTMENT	07/31/2011	22,000,000	0.08
UNITED STATES DEPARTMENT	07/31/2011	56,000,000	0.20
TREASURY NOTES/BONDS		**308,000,000**	**1.09**
FEDERAL NATIONAL MORTGAGE	05/02/2011	350,000,000	1.24
FEDERAL NATIONAL MORTGAGE	07/05/2011	179,000,000	0.63
FEDERAL NATIONAL MORTGAGE	07/05/2011	116,000,000	0.41
FEDERAL NATIONAL MORTGAGE	07/07/2011	90,000,000	0.32
FEDERAL NATIONAL MORTGAGE	07/07/2011	200,000,000	0.71
US GOVERNMENT AGENCY DISCOUNT NOTES		**935,000,000**	**3.30**
FEDERAL HOME LOAN BANK SY	08/27/2010	160,000,000	0.57
FEDERAL HOME LOAN BANK SY	06/03/2011	233,000,000	0.82
US GOVERNMENT AGENCY NOTES/BONDS		**393,000,000**	**1.39**
FEDERAL HOME LOAN MORTGAG	09/03/2010	360,000,000	1.27
FEDERAL HOME LOAN BANK SY	11/19/2010	100,000,000	0.35
FEDERAL HOME LOAN BANK SY	12/01/2010	190,000,000	0.67
FEDERAL HOME LOAN BANK SY	12/01/2010	250,000,000	0.88
FEDERAL HOME LOAN BANK SY	01/26/2011	210,000,000	0.74
FEDERAL HOME LOAN MORTGAG	08/05/2011	61,400,000	0.22
FEDERAL HOME LOAN MORTGAG	08/05/2011	50,000,000	0.18
FEDERAL HOME LOAN MORTGAG	04/01/2011	17,800,000	0.06
FEDERAL HOME LOAN MORTGAG	04/07/2011	10,750,000	0.04
FEDERAL HOME LOAN MORTGAG	03/09/2011	4,300,000	0.02
FEDERAL HOME LOAN MORTGAG	05/04/2011	15,947,000	0.06

74

FEDERAL NATIONAL MORTGAGE	05/13/2011	2,350,000	0.01
FEDERAL HOME LOAN BANK SY	05/13/2011	202,000,000	0.71
FEDERAL HOME LOAN BANK SY	05/25/2011	182,500,000	0.64
FEDERAL HOME LOAN MORTGAG	08/05/2011	22,300,000	0.08
FEDERAL HOME LOAN MORTGAG	05/04/2011	5,600,000	0.02
FEDERAL FARM CREDIT BANK	12/08/2011	100,000,000	0.35
FEDERAL FARM CREDIT BANK	12/09/2011	100,000,000	0.35
FEDERAL HOME LOAN BANK SY	07/11/2011	175,000,000	0.62
FEDERAL HOME LOAN MORTGAG	01/11/2012	400,000,000	1.41
FEDERAL FARM CREDIT BANK	01/27/2012	66,000,000	0.23
FEDERAL HOME LOAN BANK SY	01/30/2012	190,000,000	0.67
FEDERAL HOME LOAN BANK SY	01/26/2012	95,000,000	0.34
US GOVERNMENT AGENCY VARIABLE RATE NOTES		**2,810,947,000**	**9.93**
FEDERAL HOME LOAN BANK SY	12/06/2010	200,000,000	0.71
JPMORGAN CHASE BANK, NATI	08/21/2011	400,000,000	1.41
VARIABLE RATE OBLIGATIONS		**600,000,000**	**2.12**
GRAND TOTAL:		**28,304,876,000**	**100.00**

[1][2] See below for additional information on each counterparty within Joint Account I & II

Refer to the Statement of Additional Information (SAI) for more detail on Joint Account and Joint Account I & II.

75

[1] JOINT ACCOUNT

Description	Allocation of Par Value
BANC OF AMERICA SECURITIE	11,027,626
BARCLAYS CAPITAL INC.	7,504,027
BARCLAYS CAPITAL INC.	3,697,106
BNP PARIBAS SECURITIES CO	21,963,007
CREDIT SUISSE SECURITIES	951,730
DEUTSCHE BANK SECURITIES	7,321,002
J.P. MORGAN SECURITIES, I	14,642,005
RBS SECURITIES INC.	14,642,005
UBS SECURITIES LLC	5,051,492
TOTAL	86,800,000

[2] JOINT ACCOUNT II

Description	Allocation of Par Value
BANC OF AMERICA SECURITIE	388,778,082
BARCLAYS CAPITAL INC.	493,686,454
BARCLAYS CAPITAL INC.	77,755,616
BARCLAYS CAPITAL INC.	123,421,613
BNP PARIBAS SECURITIES CO	1,110,794,521
BNP PARIBAS SECURITIES CO	863,951,294
CITIBANK, N.A.	61,710,807
CITIGROUP GLOBAL MARKETS	308,554,033
CREDIT SUISSE SECURITIES	218,456,256
CREDIT SUISSE SECURITIES	246,843,227
DEUTSCHE BANK SECURITIES	2,058,672,511
J.P. MORGAN SECURITIES, I	113,547,884
MERRILL LYNCH GOVERNMENT	209,816,743
MORGAN STANLEY & CO. INCO	477,641,644
RBS SECURITIES INC.	370,264,840
UBS SECURITIES LLC	59,242,374
WELLS FARGO SECURITIES, L	925,662,100
TOTAL	8,108,800,000

76

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $14,000

2009- $14,000

(b)

Audit-Related Fees

2010 – None

2009 – None

(c)

Tax Fees

2010 – $2,500

2009 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,500

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/8/10

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/10